December 31, 2017

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Annual Reports

TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedule of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Where to Go for More Information	F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-7
Statements of Changes in Net Assets	H-13
Financial Highlights	H-30
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2017 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	146,686	$1,510,891	$1,565,279
Diversified Bond	Diversified Bond Class I *	6,859,241	61,902,933	67,890,831
Floating Rate Income	Floating Rate Income Class I *	327,205	3,533,764	3,811,430
Floating Rate Loan	Floating Rate Loan Class I *	2,489,540	15,758,717	17,324,787
High Yield Bond	High Yield Bond Class I *	11,016,461	75,718,963	88,641,675
Inflation Managed	Inflation Managed Class I *	7,404,116	78,714,472	78,120,906
Inflation Strategy	Inflation Strategy Class I *	184,640	1,850,179	1,882,121
Managed Bond	Managed Bond Class I *	20,637,272	239,964,988	263,703,432
Short Duration Bond	Short Duration Bond Class I *	7,248,330	69,522,362	71,288,674
Emerging Markets Debt	Emerging Markets Debt Class I *	582,263	6,286,207	7,170,036
Comstock	Comstock Class I *	3,934,145	41,306,826	62,218,425
Developing Growth	Developing Growth Class I *	1,437,309	14,730,806	21,818,952
Dividend Growth	Dividend Growth Class I *	3,762,646	47,863,596	75,409,598
Equity Index	Equity Index Class I *	11,563,671	371,994,991	727,247,503
Focused Growth	Focused Growth Class I *	1,185,395	19,636,558	31,719,870
Growth	Growth Class I *	8,112,025	121,974,554	229,222,940
Large-Cap Growth	Large-Cap Growth Class I *	5,243,704	33,887,805	57,581,110
Large-Cap Value	Large-Cap Value Class I *	5,542,545	67,950,468	122,613,420
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,061,671	11,013,999	15,131,140
Main Street® Core	Main Street Core Class I *	5,279,499	109,352,670	204,297,363
Mid-Cap Equity	Mid-Cap Equity Class I *	5,660,675	69,352,427	119,470,336
Mid-Cap Growth	Mid-Cap Growth Class I *	4,733,642	43,130,849	62,456,656
Mid-Cap Value	Mid-Cap Value Class I *	716,774	10,578,422	13,239,139
Small-Cap Equity	Small-Cap Equity Class I *	1,709,774	28,021,907	35,887,181
Small-Cap Index	Small-Cap Index Class I *	10,162,124	121,416,277	238,300,286
Small-Cap Value	Small-Cap Value Class I *	3,444,846	47,283,511	73,765,449
Value Advantage	Value Advantage Class I *	151,374	2,167,289	2,561,459
Emerging Markets	Emerging Markets Class I *	8,655,013	128,295,394	161,066,992
International Large-Cap	International Large-Cap Class I *	19,212,123	132,405,370	184,441,334
International Small-Cap	International Small-Cap Class I *	3,040,023	26,268,996	34,990,088
International Value	International Value Class I *	10,811,537	106,928,999	139,187,659
Health Sciences	Health Sciences Class I *	1,873,967	44,067,839	66,961,068
Real Estate	Real Estate Class I *	3,622,903	66,412,647	87,743,137
Technology	Technology Class I *	3,214,156	17,793,382	22,840,247
Currency Strategies	Currency Strategies Class I *	71,901	794,828	782,858
Diversified Alternatives	Diversified Alternatives Class I *	13,068	146,448	148,396
Equity Long/Short	Equity Long/Short Class I *	797,520	10,154,609	12,028,933
Global Absolute Return	Global Absolute Return Class I *	458,782	5,208,365	5,484,488
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	615,352	8,652,608	9,626,031
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	2,197,286	36,477,213	43,018,727
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	2,628,855	45,765,164	57,454,491
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,172,754	13,283,049	15,027,546
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,873,375	41,974,408	53,816,329
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	16,693,871	173,771,501	248,075,475
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	21,508,804	219,007,665	341,465,507
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,639,501	101,767,890	157,880,534
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	144,489	1,627,724	1,725,808
	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	810,433	28,427,712	31,874,341

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,116,519	22,880,505	25,411,966

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	2,165,217	46,241,130	50,666,068
American Funds IS Growth Class 4	American Funds IS Growth Class 4	995,683	67,518,816	76,229,480
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	1,724,899	78,305,823	85,054,774

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,336,472	19,221,421	20,688,591
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,166,563	60,128,076	61,831,789

See Notes to Financial Statements	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	BlackRock Variable Series Funds, Inc. (Continued)
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	152,525	$1,626,423	$1,699,129
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	62,813	636,554	699,105
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	102,097	1,040,719	1,028,116
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	113,010	1,184,709	1,327,873

	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares	10,670	434,896	473,114

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,594,749	47,399,124	59,085,454
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Fidelity VIP Freedom 2010 Portfolio Service Class 2	108,337	1,330,187	1,446,305
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Fidelity VIP Freedom 2015 Portfolio Service Class 2	251,437	3,146,196	3,422,062
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	591,951	7,448,885	8,251,794
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Fidelity VIP Freedom 2025 Portfolio Service Class 2	689,548	9,167,412	10,026,028
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	786,376	10,131,001	11,481,087
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Fidelity VIP Freedom 2035 Portfolio Service Class 2	319,458	6,409,854	7,261,285
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Fidelity VIP Freedom 2045 Portfolio Service Class 2	295,885	5,697,054	6,367,436
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Fidelity VIP Freedom Income Portfolio Service Class 2	122,201	1,343,350	1,416,311
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	143,550,841	143,550,841	143,550,841
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	157,626	9,941,968	11,484,633
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,062,933	34,425,398	40,168,220
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	470,412	6,897,258	6,764,519

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,671,210	24,717,637	25,853,616
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	1,962,257	34,442,800	32,396,868

	Janus Aspen Series
Janus Henderson Enterprise Service Shares	Janus Henderson Enterprise Service Shares	281,333	16,359,823	18,756,502
Janus Henderson Overseas Service Shares	Janus Henderson Overseas Service Shares	962,254	29,917,409	29,579,686

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Service Class	Lazard Retirement Global Dynamic Multi-Asset Service Class	101,297	1,232,263	1,366,502
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	98,407	1,171,029	1,278,304

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	857,994	24,097,029	22,977,088
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	691,044	12,881,732	13,903,796

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	114,056	866,194	857,700

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	835,021	10,322,110	10,337,555

Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	449,705	9,919,255	12,672,694
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	336,232	6,425,507	6,341,335
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,736,702	46,271,771	45,593,452

	M Fund, Inc.
I	M International Equity	5,599,852	65,527,947	76,045,986
II	M Large Cap Growth	1,857,650	41,127,593	50,175,126
III	M Capital Appreciation	2,064,689	56,302,368	64,500,887
V	M Large Cap Value	2,180,243	28,887,852	30,370,781

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	1,430,075	23,310,167	26,556,484
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	402,341	11,567,231	11,659,843
MFS Value Series - Service Class	MFS Value Series - Service Class	845,423	16,006,152	17,373,438

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	17,668	407,893	452,469

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	216,226	8,316,650	10,136,671

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	537,873	6,417,273	6,933,185

See Notes to Financial Statements	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	203,897	$2,125,389	$2,081,789
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	81,186	1,530,297	1,613,968

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	3,473,268	66,462,016	104,857,951
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,351,252	62,500,202	68,562,500

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class *	1,405,930	34,076,992	33,362,717

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$1,565,279	$67,890,831	$3,811,430	$17,324,787	$88,641,675	$78,120,906
Receivables:
Due from Pacific Life Insurance Company	3,951	2,644	2,446	2,191	—	6,682
Investments sold	—	—	—	—	1,770	—
Total Assets	1,569,230	67,893,475	3,813,876	17,326,978	88,643,445	78,127,588
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1,664	—
Investments purchased	3,950	2,694	2,444	2,200	—	6,761
Total Liabilities	3,950	2,694	2,444	2,200	1,664	6,761
NET ASSETS	$1,565,280	$67,890,781	$3,811,432	$17,324,778	$88,641,781	$78,120,827
Units Outstanding	145,779	4,041,066	327,340	1,421,081	1,170,958	1,282,494
Accumulation Unit Value	$10.74	$16.80	$11.64	$12.19	$75.70	$60.91
Cost of Investments	$1,510,891	$61,902,933	$3,533,764	$15,758,717	$75,718,963	$78,714,472

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$1,882,121	$263,703,432	$71,288,674	$7,170,036	$62,218,425	$21,818,952
Receivables:
Due from Pacific Life Insurance Company	234	1,249,950	6,049	236	26,051	4
Investments sold	—	—	—	—	—	97
Total Assets	1,882,355	264,953,382	71,294,723	7,170,272	62,244,476	21,819,053
LIABILITIES
Payables:
Investments purchased	234	1,249,911	6,037	233	25,800	—
Total Liabilities	234	1,249,911	6,037	233	25,800	—
NET ASSETS	$1,882,121	$263,703,471	$71,288,686	$7,170,039	$62,218,676	$21,819,053
Units Outstanding	175,180	3,780,655	5,442,202	569,579	2,386,466	830,450
Accumulation Unit Value	$10.74	$69.75	$13.10	$12.59	$26.07	$26.27
Cost of Investments	$1,850,179	$239,964,988	$69,522,362	$6,286,207	$41,306,826	$14,730,806

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$75,409,598	$727,247,503	$31,719,870	$229,222,940	$57,581,110	$122,613,420
Receivables:
Due from Pacific Life Insurance Company	—	2,703,189	5,559	23,132	—	21,612
Investments sold	81,138	—	—	—	88,784	—
Total Assets	75,490,736	729,950,692	31,725,429	229,246,072	57,669,894	122,635,032
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	81,050	—	—	—	88,734	—
Investments purchased	—	2,702,683	5,543	23,053	—	21,133
Total Liabilities	81,050	2,702,683	5,543	23,053	88,734	21,133
NET ASSETS	$75,409,686	$727,248,009	$31,719,886	$229,223,019	$57,581,160	$122,613,899
Units Outstanding	2,445,375	5,817,356	977,431	2,154,781	3,136,938	3,596,260
Accumulation Unit Value	$30.84	$125.01	$32.45	$106.38	$18.36	$34.09
Cost of Investments	$47,863,596	$371,994,991	$19,636,558	$121,974,554	$33,887,805	$67,950,468

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$15,131,140	$204,297,363	$119,470,336	$62,456,656	$13,239,139	$35,887,181
Receivables:
Due from Pacific Life Insurance Company	1,691	—	—	—	784	5,333
Investments sold	—	101,914	13,434	43,374	—	—
Total Assets	15,132,831	204,399,277	119,483,770	62,500,030	13,239,923	35,892,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	101,879	13,104	43,530	—	—
Investments purchased	1,664	—	—	—	809	5,252
Total Liabilities	1,664	101,879	13,104	43,530	809	5,252
NET ASSETS	$15,131,167	$204,297,398	$119,470,666	$62,456,500	$13,239,114	$35,887,262
Units Outstanding	690,123	1,732,345	2,128,043	2,965,957	366,995	1,060,075
Accumulation Unit Value	$21.93	$117.93	$56.14	$21.06	$36.07	$33.85
Cost of Investments	$11,013,999	$109,352,670	$69,352,427	$43,130,849	$10,578,422	$28,021,907

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$238,300,286	$73,765,449	$2,561,459	$161,066,992	$184,441,334	$34,990,088
Receivables:
Due from Pacific Life Insurance Company	—	503,475	3,129	874,606	—	28,814
Investments sold	457	—	—	—	53,568	—
Total Assets	238,300,743	74,268,924	2,564,588	161,941,598	184,494,902	35,018,902
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	993	—	—	—	53,736	—
Investments purchased	—	503,415	3,128	874,814	—	28,759
Total Liabilities	993	503,415	3,128	874,814	53,736	28,759
NET ASSETS	$238,299,750	$73,765,509	$2,561,460	$161,066,784	$184,441,166	$34,990,143
Units Outstanding	5,727,336	1,357,500	151,366	3,152,903	9,627,555	2,008,375
Accumulation Unit Value	$41.61	$54.34	$16.92	$51.09	$19.16	$17.42
Cost of Investments	$121,416,277	$47,283,511	$2,167,289	$128,295,394	$132,405,370	$26,268,996

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$139,187,659	$66,961,068	$87,743,137	$22,840,247	$782,858	$148,396
Receivables:
Due from Pacific Life Insurance Company	—	—	14,724	9,851	1	—
Investments sold	24,564	85,516	—	—	—	—
Total Assets	139,212,223	67,046,584	87,757,861	22,850,098	782,859	148,396
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24,640	85,496	—	—	—	—
Investments purchased	—	—	14,793	9,897	—	—
Total Liabilities	24,640	85,496	14,793	9,897	—	—
NET ASSETS	$139,187,583	$66,961,088	$87,743,068	$22,840,201	$782,859	$148,396
Units Outstanding	4,286,343	1,110,267	1,260,249	1,831,834	73,461	13,280
Accumulation Unit Value	$32.47	$60.31	$69.62	$12.47	$10.66	$11.17
Cost of Investments	$106,928,999	$44,067,839	$66,412,647	$17,793,382	$794,828	$146,448

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$12,028,933	$5,484,488	$9,626,031	$43,018,727	$57,454,491	$15,027,546
Receivables:
Due from Pacific Life Insurance Company	1,679	—	4,917	138,471	299,001	151
Total Assets	12,030,612	5,484,488	9,630,948	43,157,198	57,753,492	15,027,697
LIABILITIES
Payables:
Investments purchased	1,683	—	4,916	138,500	299,009	153
Total Liabilities	1,683	—	4,916	138,500	299,009	153
NET ASSETS	$12,028,929	$5,484,488	$9,626,032	$43,018,698	$57,454,483	$15,027,544
Units Outstanding	794,888	470,174	506,025	1,948,157	2,256,763	1,133,653
Accumulation Unit Value	$15.13	$11.66	$19.02	$22.08	$25.46	$13.26
Cost of Investments	$10,154,609	$5,208,365	$8,652,608	$36,477,213	$45,765,164	$13,283,049

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$53,816,329	$248,075,475	$341,465,507	$157,880,534	$1,725,808	$31,874,341
Receivables:
Due from Pacific Life Insurance Company	8,878	—	34,559	308,830	—	897,027
Investments sold	—	868,137	—	—	—	—
Total Assets	53,825,207	248,943,612	341,500,066	158,189,364	1,725,808	32,771,368
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	867,954	—	—	—	—
Investments purchased	8,937	—	34,625	309,011	—	897,008
Total Liabilities	8,937	867,954	34,625	309,011	—	897,008
NET ASSETS	$53,816,270	$248,075,658	$341,465,441	$157,880,353	$1,725,808	$31,874,360
Units Outstanding	3,757,613	16,249,004	21,030,059	9,461,777	144,930	2,158,059
Accumulation Unit Value	$14.32	$15.27	$16.24	$16.69	$11.91	$14.77
Cost of Investments	$41,974,408	$173,771,501	$219,007,665	$101,767,890	$1,627,724	$28,427,712

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
ASSETS
Investments in mutual funds, at value	$25,411,966	$50,666,068	$76,229,480	$85,054,774	$20,688,591	$61,831,789
Receivables:
Due from Pacific Life Insurance Company	534,518	14,958	10,365	—	3,128	—
Investments sold	—	—	—	134,835	—	5,900
Total Assets	25,946,484	50,681,026	76,239,845	85,189,609	20,691,719	61,837,689
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	134,824	—	5,918
Investments purchased	534,528	14,968	10,408	—	3,110	—
Total Liabilities	534,528	14,968	10,408	134,824	3,110	5,918
NET ASSETS	$25,411,956	$50,666,058	$76,229,437	$85,054,785	$20,688,609	$61,831,771
Units Outstanding	1,176,754	1,797,931	2,410,313	3,106,257	885,032	2,704,263
Accumulation Unit Value	$21.59	$28.18	$31.63	$27.38	$23.38	$22.86
Cost of Investments	$22,880,505	$46,241,130	$67,518,816	$78,305,823	$19,221,421	$60,128,076

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,699,129	$699,105	$1,028,116	$1,327,873	$473,114	$59,085,454
Receivables:
Due from Pacific Life Insurance Company	—	1,860	—	—	—	5,143
Investments sold	16,646	—	—	12,909	1	—
Total Assets	1,715,775	700,965	1,028,116	1,340,782	473,115	59,090,597
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16,645	—	—	12,908	1	—
Investments purchased	—	1,861	—	—	—	5,247
Total Liabilities	16,645	1,861	—	12,908	1	5,247
NET ASSETS	$1,699,130	$699,104	$1,028,116	$1,327,874	$473,114	$59,085,350
Units Outstanding	149,735	61,462	97,616	112,617	29,840	1,995,114
Accumulation Unit Value	$11.35	$11.37	$10.53	$11.79	$15.86	$29.62
Cost of Investments	$1,626,423	$636,554	$1,040,719	$1,184,709	$434,896	$47,399,124

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,446,305	$3,422,062	$8,251,794	$10,026,028	$11,481,087	$7,261,285
Receivables:
Due from Pacific Life Insurance Company	1	—	13	1,107	250	—
Investments sold	—	—	—	—	—	26,090
Total Assets	1,446,306	3,422,062	8,251,807	10,027,135	11,481,337	7,287,375
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	—	—	26,088
Investments purchased	—	—	—	1,099	243	—
Total Liabilities	—	7	—	1,099	243	26,088
NET ASSETS	$1,446,306	$3,422,055	$8,251,807	$10,026,036	$11,481,094	$7,261,287
Units Outstanding	90,352	211,178	514,191	595,571	688,721	409,702
Accumulation Unit Value	$16.01	$16.20	$16.05	$16.83	$16.67	$17.72
Cost of Investments	$1,330,187	$3,146,196	$7,448,885	$9,167,412	$10,131,001	$6,409,854

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,367,436	$1,416,311	$143,550,841	$11,484,633	$40,168,220	$6,764,519
Receivables:
Due from Pacific Life Insurance Company	1,175	637	505,146	—	—	25,435
Investments sold	—	—	—	70,143	8,237	—
Total Assets	6,368,611	1,416,948	144,055,987	11,554,776	40,176,457	6,789,954
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	70,133	8,119	—
Investments purchased	1,174	640	504,874	—	—	25,432
Total Liabilities	1,174	640	504,874	70,133	8,119	25,432
NET ASSETS	$6,367,437	$1,416,308	$143,551,113	$11,484,643	$40,168,338	$6,764,522
Units Outstanding	354,672	97,677	14,255,248	382,067	1,260,670	268,653
Accumulation Unit Value	$17.95	$14.50	$10.07	$30.06	$31.86	$25.18
Cost of Investments	$5,697,054	$1,343,350	$143,550,841	$9,941,968	$34,425,398	$6,897,258

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$25,853,616	$32,396,868	$18,756,502	$29,579,686	$1,366,502	$1,278,304
Receivables:
Due from Pacific Life Insurance Company	1,013,704	4,807	301,096	80	8,398	—
Total Assets	26,867,320	32,401,675	19,057,598	29,579,766	1,374,900	1,278,304
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	3
Investments purchased	1,012,912	4,791	301,093	230	8,397	—
Total Liabilities	1,012,912	4,791	301,093	230	8,397	3
NET ASSETS	$25,854,408	$32,396,884	$18,756,505	$29,579,536	$1,366,503	$1,278,301
Units Outstanding	1,843,186	2,603,285	659,947	2,699,606	108,305	70,042
Accumulation Unit Value	$14.03	$12.44	$28.42	$10.96	$12.62	$18.25
Cost of Investments	$24,717,637	$34,442,800	$16,359,823	$29,917,409	$1,232,263	$1,171,029

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$22,977,088	$13,903,796	$857,700	$10,337,555	$12,672,694	$6,341,335
Receivables:
Due from Pacific Life Insurance Company	4,643	73,013	1	1,916,206	498	434
Total Assets	22,981,731	13,976,809	857,701	12,253,761	12,673,192	6,341,769
LIABILITIES
Payables:
Investments purchased	4,656	73,028	—	1,916,184	623	435
Total Liabilities	4,656	73,028	—	1,916,184	623	435
NET ASSETS	$22,977,075	$13,903,781	$857,701	$10,337,577	$12,672,569	$6,341,334
Units Outstanding	967,177	636,772	75,413	847,582	675,697	307,699
Accumulation Unit Value	$23.76	$21.83	$11.37	$12.20	$18.75	$20.61
Cost of Investments	$24,097,029	$12,881,732	$866,194	$10,322,110	$9,919,255	$6,425,507

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
ASSETS
Investments in mutual funds, at value	$45,593,452	$76,045,986	$50,175,126	$64,500,887	$30,370,781	$26,556,484
Receivables:
Due from Pacific Life Insurance Company	20,720	5,292	5,817	56,454	4,242	1,335
Total Assets	45,614,172	76,051,278	50,180,943	64,557,341	30,375,023	26,557,819
LIABILITIES
Payables:
Investments purchased	20,731	5,366	5,117	56,140	4,530	1,344
Total Liabilities	20,731	5,366	5,117	56,140	4,530	1,344
NET ASSETS	$45,593,441	$76,045,912	$50,175,826	$64,501,201	$30,370,493	$26,556,475
Units Outstanding	4,107,392	1,905,029	805,188	674,210	969,099	1,094,536
Accumulation Unit Value	$11.10	$39.92	$62.32	$95.67	$31.34	$24.26
Cost of Investments	$46,271,771	$65,527,947	$41,127,593	$56,302,368	$28,887,852	$23,310,167

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
ASSETS
Investments in mutual funds, at value	$11,659,843	$17,373,438	$452,469	$10,136,671	$6,933,185	$2,081,789
Receivables:
Due from Pacific Life Insurance Company	3,885	1,280,577	429	37,220	—	2,931
Total Assets	11,663,728	18,654,015	452,898	10,173,891	6,933,185	2,084,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	52	—
Investments purchased	3,858	1,280,583	429	36,737	45	2,969
Total Liabilities	3,858	1,280,583	429	36,737	97	2,969
NET ASSETS	$11,659,870	$17,373,432	$452,469	$10,137,154	$6,933,088	$2,081,751
Units Outstanding	630,731	1,338,421	26,217	610,541	612,282	149,935
Accumulation Unit Value	$18.49	$12.98	$17.26	$16.60	$11.32	$13.88
Cost of Investments	$11,567,231	$16,006,152	$407,893	$8,316,650	$6,417,273	$2,125,389

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,613,968	$104,857,951	$68,562,500	$33,362,717
Receivables:
Due from Pacific Life Insurance Company	—	1,315,283	1,368	13,906
Total Assets	1,613,968	106,173,234	68,563,868	33,376,623
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	—	—
Investments purchased	—	1,315,379	1,495	13,934
Total Liabilities	1	1,315,379	1,495	13,934
NET ASSETS	$1,613,967	$104,857,855	$68,562,373	$33,362,689
Units Outstanding	96,389	3,038,914	2,895,397	1,613,669
Accumulation Unit Value	$16.74	$34.51	$23.68	$20.68
Cost of Investments	$1,530,297	$66,462,016	$62,500,202	$34,076,992

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	42,959	3,572,448	(37,078)	387,384	4,412,709	4,683,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,706	$4,175,784	$156,497	$642,180	$6,644,182	$2,859,344

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	53,212	10,802,674	418,179	621,901	7,439,293	4,919,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,478	$11,870,287	$838,912	$688,860	$9,489,110	$5,317,700

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,598,066	106,325,083	5,787,518	51,205,749	12,521,454	8,635,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,587,112	$131,817,984	$7,667,120	$56,049,673	$15,071,427	$15,476,778

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,090,793	22,124,670	15,992,947	11,732,921	1,310,859	1,344,640
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,721,741	$31,357,777	$25,835,617	$12,297,424	$1,735,036	$2,788,239

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,776,223	2,610,326	204,714	38,694,619	36,115,051	7,198,764
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,695,496	$5,895,146	$313,035	$40,580,209	$41,311,631	$8,107,044

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,082,723	8,905,849	(1,577,951)	4,946,714	(37,474)	1,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,179,170	$13,357,395	$2,719,966	$5,950,449	$(29,448)	$2,348

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	129,465	74,915	270,041	1,234,509	581,772	852,649
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	129,465	74,915	270,041	1,234,509	581,772	852,649
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,361,058	130,376	537,300	3,499,202	7,017,973	333,900
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,490,523	$205,291	$807,341	$4,733,711	$7,599,745	$1,186,549

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$358,605
Net Investment Income	—	—	—	—	—	358,605
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,766,566	23,574,102	40,701,971	20,978,530	92,144	5,049,377
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,122,523	$29,716,795	$49,256,655	$25,164,120	$122,034	$5,474,273

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
INVESTMENT INCOME
Dividends (1)	$384,946	$633,986	$305,895	$1,024,735	$245,882	$770,214
Net Investment Income	384,946	633,986	305,895	1,024,735	245,882	770,214
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,992,784	341,870	379,554	66,641	(1,939,114)	(106,510)
Capital gain distributions (1)	644,520	2,005,931	6,719,126	5,024,021	876,916	709,310
Realized Gain (Loss) on Investments	2,637,304	2,347,801	7,098,680	5,090,662	(1,062,198)	602,800
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	50,052	3,524,593	9,564,435	9,388,064	2,389,687	6,337,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,072,302	$6,506,380	$16,969,010	$15,503,461	$1,573,371	$7,710,208

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
INVESTMENT INCOME
Dividends (1)	$45,375	$12,824	$20,727	$23,058	$4,304	$432,348
Net Investment Income	45,375	12,824	20,727	23,058	4,304	432,348
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	24,252	6,815	(229)	23,575	(13,210)	2,612,554
Capital gain distributions (1)	—	—	—	—	48,679	3,019,111
Realized Gain (Loss) on Investments	24,252	6,815	(229)	23,575	35,469	5,631,665
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	108,376	56,488	6,874	130,692	68,046	4,802,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,003	$76,127	$27,372	$177,325	$107,819	$10,866,246

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$18,296	$42,233	$98,206	$118,358	$124,547	$68,259
Net Investment Income	18,296	42,233	98,206	118,358	124,547	68,259
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,305	116,399	296,282	384,324	658,353	67,914
Capital gain distributions (1)	28,475	92,017	227,739	267,343	387,791	176,337
Realized Gain (Loss) on Investments	34,780	208,416	524,021	651,667	1,046,144	244,251
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	106,208	219,001	576,657	856,368	883,216	817,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,284	$469,650	$1,198,884	$1,626,393	$2,053,907	$1,130,203

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$57,512	$18,273	$858,222	$6,301	$183,589	$78,503
Net Investment Income	57,512	18,273	858,222	6,301	183,589	78,503
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,502	15,330	—	214,204	552,879	77,511
Capital gain distributions (1)	148,972	12,855	—	587,327	1,705,616	1,479,862
Realized Gain (Loss) on Investments	180,474	28,185	—	801,531	2,258,495	1,557,373
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	671,617	70,451	—	1,725,358	4,562,239	(543,409)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$909,603	$116,909	$858,222	$2,533,190	$7,004,323	$1,092,467

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$594,580	$—	$24,323	$268,412	$—	$19,386
Net Investment Income	594,580	—	24,323	268,412	—	19,386
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(452,238)	(516,246)	187,092	(485,030)	7,953	(17,356)
Capital gain distributions (1)	—	100,765	1,111,849	—	71,423	37,032
Realized Gain (Loss) on Investments	(452,238)	(415,481)	1,298,941	(485,030)	79,376	19,676
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,264,275	1,001,028	2,594,399	4,368,730	145,789	172,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,406,617	$585,547	$3,917,663	$4,152,112	$225,165	$211,271

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$58,997	$25,571	$36,343	$340,839	$—	$64,408
Net Investment Income	58,997	25,571	36,343	340,839	—	64,408
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(86,081)	84,171	16,042	131,715	(131,131)	(80,236)
Capital gain distributions (1)	1,463,123	759,589	—	80,295	—	476,477
Realized Gain (Loss) on Investments	1,377,042	843,760	16,042	212,010	(131,131)	396,241
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,698,119	759,312	(7,012)	41,267	2,923,340	267,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,134,158	$1,628,643	$45,373	$594,116	$2,792,209	$728,058

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$1,086,206	$1,179,313	$—	$—	$425,439	$—
Net Investment Income	1,086,206	1,179,313	—	—	425,439	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(112,106)	631,556	2,128,150	2,816,750	957,599	307,771
Capital gain distributions (1)	—	—	1,349,262	6,739,279	1,419,409	464,819
Realized Gain (Loss) on Investments	(112,106)	631,556	3,477,412	9,556,029	2,377,008	772,590
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	645,583	13,132,846	10,939,269	1,027,695	1,201,252	3,465,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,619,683	$14,943,715	$14,416,681	$10,583,724	$4,003,699	$4,238,309

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (1)	$493,175	$231,012	$2,029	$57,328	$136,534	$11,044
Net Investment Income	493,175	231,012	2,029	57,328	136,534	11,044
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(469,115)	210,635	4,171	(96,717)	(22,523)	(73,568)
Capital gain distributions (1)	—	535,090	14,598	—	—	213,461
Realized Gain (Loss) on Investments	(469,115)	745,725	18,769	(96,717)	(22,523)	139,893
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,555,499	1,104,278	42,821	2,407,224	701,749	(60,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,579,559	$2,081,015	$63,619	$2,367,835	$815,760	$90,228

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (1)	$27,300	$—	$983,137	$—
Net Investment Income	27,300	—	983,137	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,087)	2,999,987	1,483,049	(2,392,828)
Capital gain distributions (1)	42,178	1,221,752	6,497,430	—
Realized Gain (Loss) on Investments	38,091	4,221,739	7,980,479	(2,392,828)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	140,837	22,862,432	513,522	1,387,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,228	$27,084,171	$9,477,138	$(1,005,551)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,747	25,684	603,336	1,676,990	193,575	15,382
Change in net unrealized appreciation (depreciation) on investments	42,959	14,336	3,572,448	1,388,536	(37,078)	317,931
Net Increase (Decrease) in Net Assets Resulting from Operations	57,706	40,020	4,175,784	3,065,526	156,497	333,313
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	190,319	96,165	2,605,467	2,298,591	177,921	202,224
Transfers between variable and fixed accounts, net	476,564	619,533	7,069,270	(873,174)	(1,021,936)	1,632,785
Policy maintenance charges	(98,688)	(75,953)	(2,395,321)	(2,671,641)	(165,744)	(169,612)
Policy benefits and terminations	(18,638)	(29,098)	(3,499,235)	(1,520,225)	(344,259)	(162,680)
Policy loans and loan repayments	(5,572)	(22,943)	27,821	(28,865)	111,927	31,932
Other	623	201	24,415	10,351	3,214	4,417
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	544,608	587,905	3,832,417	(2,784,963)	(1,238,877)	1,539,066
NET INCREASE (DECREASE) IN NET ASSETS	602,314	627,925	8,008,201	280,563	(1,082,380)	1,872,379
NET ASSETS
Beginning of Year	962,966	335,041	59,882,580	59,602,017	4,893,812	3,021,433
End of Year	$1,565,280	$962,966	$67,890,781	$59,882,580	$3,811,432	$4,893,812

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	254,796	112,900	2,231,473	2,560,853	(1,824,329)	(2,665,174)
Change in net unrealized appreciation (depreciation) on investments	387,384	1,159,943	4,412,709	9,029,968	4,683,673	6,942,170
Net Increase (Decrease) in Net Assets Resulting from Operations	642,180	1,272,843	6,644,182	11,590,821	2,859,344	4,276,996
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	844,330	869,865	4,082,838	3,935,773	3,833,023	3,878,082
Transfers between variable and fixed accounts, net	1,036,883	2,172,663	(2,210,892)	4,169,786	(1,585,714)	(6,605,679)
Policy maintenance charges	(812,924)	(782,174)	(3,518,255)	(3,762,177)	(3,552,813)	(4,156,004)
Policy benefits and terminations	(489,852)	(365,029)	(3,008,355)	(4,690,004)	(3,293,609)	(3,987,392)
Policy loans and loan repayments	7,134	(160,447)	291,984	176,354	(44,386)	(184,939)
Other	10,590	7,752	44,065	27,753	52,688	36,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	596,161	1,742,630	(4,318,615)	(142,515)	(4,590,811)	(11,019,177)
NET INCREASE (DECREASE) IN NET ASSETS	1,238,341	3,015,473	2,325,567	11,448,306	(1,731,467)	(6,742,181)
NET ASSETS
Beginning of Year	16,086,437	13,070,964	86,316,214	74,867,908	79,852,294	86,594,475
End of Year	$17,324,778	$16,086,437	$88,641,781	$86,316,214	$78,120,827	$79,852,294

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,266	(7,917)	1,067,613	2,330,260	420,733	312,430
Change in net unrealized appreciation (depreciation) on investments	53,212	48,373	10,802,674	5,240,016	418,179	792,912
Net Increase (Decrease) in Net Assets Resulting from Operations	57,478	40,456	11,870,287	7,570,276	838,912	1,105,342
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	145,947	149,772	11,669,015	11,802,392	4,556,419	4,786,833
Transfers between variable and fixed accounts, net	(63,455)	73,327	10,534,343	(1,316,504)	6,252,881	2,281,073
Policy maintenance charges	(75,144)	(78,914)	(11,824,604)	(12,934,036)	(3,636,435)	(3,770,348)
Policy benefits and terminations	(45,208)	(55,448)	(9,811,646)	(12,178,503)	(2,789,313)	(4,078,648)
Policy loans and loan repayments	(6,589)	(17,288)	79,771	125,099	16,701	(191,443)
Other	661	(8,145)	125,801	91,717	35,192	33,514
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,788)	63,304	772,680	(14,409,835)	4,435,445	(939,019)
NET INCREASE (DECREASE) IN NET ASSETS	13,690	103,760	12,642,967	(6,839,559)	5,274,357	166,323
NET ASSETS
Beginning of Year	1,868,431	1,764,671	251,060,504	257,900,063	66,014,329	65,848,006
End of Year	$1,882,121	$1,868,431	$263,703,471	$251,060,504	$71,288,686	$66,014,329

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	66,959	17,918	2,049,817	2,576,689	398,700	80,492
Change in net unrealized appreciation (depreciation) on investments	621,901	546,757	7,439,293	5,499,094	4,919,000	(708,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	688,860	564,675	9,489,110	8,075,783	5,317,700	(628,364)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	217,954	188,424	4,751,959	4,569,033	—	—
Transfers between variable and fixed accounts, net	2,086,011	812,769	(65,474)	(1,728,652)	(502,568)	(542,595)
Policy maintenance charges	(207,415)	(162,116)	(3,118,896)	(2,939,590)	(727,387)	(822,359)
Policy benefits and terminations	(142,684)	(45,879)	(2,634,678)	(3,523,403)	(806,768)	(747,873)
Policy loans and loan repayments	14,407	(4,174)	(184,369)	(265,251)	(142,610)	(159,431)
Other	2,582	1,142	13,365	2,716	(2,146)	(730)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,970,855	790,166	(1,238,093)	(3,885,147)	(2,181,479)	(2,272,988)
NET INCREASE (DECREASE) IN NET ASSETS	2,659,715	1,354,841	8,251,017	4,190,636	3,136,221	(2,901,352)
NET ASSETS
Beginning of Year	4,510,324	3,155,483	53,967,659	49,777,023	18,682,832	21,584,184
End of Year	$7,170,039	$4,510,324	$62,218,676	$53,967,659	$21,819,053	$18,682,832

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,989,046	2,654,895	25,492,901	24,755,084	1,879,602	2,215,248
Change in net unrealized appreciation (depreciation) on investments	7,598,066	4,244,547	106,325,083	42,981,671	5,787,518	(1,799,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,587,112	6,899,442	131,817,984	67,736,755	7,667,120	415,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,149,636	3,455,092	24,807,559	21,955,575	1,293,165	1,383,713
Transfers between variable and fixed accounts, net	(3,656,754)	4,692,240	(22,162,303)	(7,814,202)	(773,451)	(2,713,256)
Policy maintenance charges	(2,819,237)	(2,814,196)	(24,288,353)	(24,630,456)	(1,256,342)	(1,275,468)
Policy benefits and terminations	(3,068,657)	(2,431,419)	(18,849,513)	(18,596,532)	(1,761,584)	(1,010,450)
Policy loans and loan repayments	(255,466)	(243,680)	(571,543)	(1,167,391)	(13,998)	(112,130)
Other	21,968	16,281	236,309	168,931	11,660	8,998
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,628,510)	2,674,318	(40,827,844)	(30,084,075)	(2,500,550)	(3,718,593)
NET INCREASE (DECREASE) IN NET ASSETS	5,958,602	9,573,760	90,990,140	37,652,680	5,166,570	(3,303,303)
NET ASSETS
Beginning of Year	69,451,084	59,877,324	636,257,869	598,605,189	26,553,316	29,856,619
End of Year	$75,409,686	$69,451,084	$727,248,009	$636,257,869	$31,719,886	$26,553,316

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,843,924	682,299	2,549,973	2,864,042	6,841,677	5,686,567
Change in net unrealized appreciation (depreciation) on investments	51,205,749	3,196,129	12,521,454	(2,579,893)	8,635,101	7,816,651
Net Increase (Decrease) in Net Assets Resulting from Operations	56,049,673	3,878,428	15,071,427	284,149	15,476,778	13,503,218
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,667,793	7,627,685	2,672,819	2,779,711	4,326,556	4,682,451
Transfers between variable and fixed accounts, net	3,281,608	(2,936,363)	(988,177)	(2,142,087)	(3,387,325)	(3,951,493)
Policy maintenance charges	(9,528,270)	(9,242,765)	(2,237,450)	(2,152,158)	(4,216,902)	(4,454,875)
Policy benefits and terminations	(8,417,885)	(9,793,666)	(2,090,188)	(2,613,827)	(4,450,737)	(3,702,137)
Policy loans and loan repayments	(431,425)	163,997	(215,146)	(273,954)	(131,947)	(733,401)
Other	40,534	31,557	1,851	(22,804)	21,604	17,276
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,387,645)	(14,149,555)	(2,856,291)	(4,425,119)	(7,838,751)	(8,142,179)
NET INCREASE (DECREASE) IN NET ASSETS	48,662,028	(10,271,127)	12,215,136	(4,140,970)	7,638,027	5,361,039
NET ASSETS
Beginning of Year	180,560,991	190,832,118	45,366,024	49,506,994	114,975,872	109,614,833
End of Year	$229,223,019	$180,560,991	$57,581,160	$45,366,024	$122,613,899	$114,975,872

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	630,948	548,064	9,233,107	11,671,539	9,842,670	3,631,471
Change in net unrealized appreciation (depreciation) on investments	2,090,793	486,890	22,124,670	8,164,127	15,992,947	13,456,848
Net Increase (Decrease) in Net Assets Resulting from Operations	2,721,741	1,034,954	31,357,777	19,835,666	25,835,617	17,088,319
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	596,110	681,730	7,274,421	7,517,730	3,744,211	3,788,935
Transfers between variable and fixed accounts, net	589,036	(593,852)	(4,143,451)	(3,882,782)	(12,303,254)	5,203,097
Policy maintenance charges	(570,296)	(534,352)	(9,617,523)	(9,639,538)	(4,226,918)	(4,082,447)
Policy benefits and terminations	(317,258)	(315,341)	(9,523,538)	(7,385,327)	(5,995,713)	(4,688,809)
Policy loans and loan repayments	(112,826)	(81,958)	237,008	357,692	(59,510)	(239,581)
Other	6,533	4,407	35,114	22,330	23,096	18,375
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	191,299	(839,366)	(15,737,969)	(13,009,895)	(18,818,088)	(430)
NET INCREASE (DECREASE) IN NET ASSETS	2,913,040	195,588	15,619,808	6,825,771	7,017,529	17,087,889
NET ASSETS
Beginning of Year	12,218,127	12,022,539	188,677,590	181,851,819	112,453,137	95,365,248
End of Year	$15,131,167	$12,218,127	$204,297,398	$188,677,590	$119,470,666	$112,453,137

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	564,503	(374,974)	424,177	188,039	1,443,599	1,089,278
Change in net unrealized appreciation (depreciation) on investments	11,732,921	2,928,893	1,310,859	1,289,302	1,344,640	5,013,712
Net Increase (Decrease) in Net Assets Resulting from Operations	12,297,424	2,553,919	1,735,036	1,477,341	2,788,239	6,102,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,823,283	2,978,056	1,550,289	1,086,626	1,312,382	1,145,133
Transfers between variable and fixed accounts, net	8,988,992	(2,601,489)	229,882	161,593	2,076,742	9,249,556
Policy maintenance charges	(2,218,850)	(2,119,650)	(698,058)	(674,192)	(1,438,542)	(1,085,562)
Policy benefits and terminations	(1,500,078)	(1,965,167)	(614,657)	(462,612)	(678,624)	(496,767)
Policy loans and loan repayments	213,973	(482,494)	(29,753)	(72,476)	(132,300)	(48,258)
Other	20,487	11,085	6,829	3,910	23,344	9,959
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,327,807	(4,179,659)	444,532	42,849	1,163,002	8,774,061
NET INCREASE (DECREASE) IN NET ASSETS	20,625,231	(1,625,740)	2,179,568	1,520,190	3,951,241	14,877,051
NET ASSETS
Beginning of Year	41,831,269	43,457,009	11,059,546	9,539,356	31,936,021	17,058,970
End of Year	$62,456,500	$41,831,269	$13,239,114	$11,059,546	$35,887,262	$31,936,021

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	12,919,273	5,348,663	3,284,820	2,397,285	108,321	80,153
Change in net unrealized appreciation (depreciation) on investments	17,776,223	33,940,808	2,610,326	14,546,675	204,714	153,634
Net Increase (Decrease) in Net Assets Resulting from Operations	30,695,496	39,289,471	5,895,146	16,943,960	313,035	233,787
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,142,873	7,174,471	2,937,774	2,945,346	358,485	362,823
Transfers between variable and fixed accounts, net	(14,011,304)	8,293,870	(2,316,354)	(857,170)	363,488	(1,638,222)
Policy maintenance charges	(8,851,318)	(8,458,732)	(2,454,101)	(2,497,742)	(191,415)	(128,617)
Policy benefits and terminations	(7,319,357)	(8,519,327)	(2,930,195)	(2,292,777)	(84,741)	(13,230)
Policy loans and loan repayments	245,255	34,525	(296,245)	(219,251)	(13,216)	(15,846)
Other	64,466	47,557	28,808	15,984	988	509
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,729,385)	(1,427,636)	(5,030,313)	(2,905,610)	433,589	(1,432,583)
NET INCREASE (DECREASE) IN NET ASSETS	7,966,111	37,861,835	864,833	14,038,350	746,624	(1,198,796)
NET ASSETS
Beginning of Year	230,333,639	192,471,804	72,900,676	58,862,326	1,814,836	3,013,632
End of Year	$238,299,750	$230,333,639	$73,765,509	$72,900,676	$2,561,460	$1,814,836

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,885,590	72,282	5,196,580	2,299,916	908,280	1,428,730
Change in net unrealized appreciation (depreciation) on investments	38,694,619	6,997,076	36,115,051	(1,245,027)	7,198,764	(467,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,580,209	7,069,358	41,311,631	1,054,889	8,107,044	961,495
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,852,307	5,541,711	8,688,823	8,829,005	1,339,494	1,345,669
Transfers between variable and fixed accounts, net	6,038,119	10,487,308	(5,081,598)	17,526,514	2,002,998	2,404,830
Policy maintenance charges	(5,153,016)	(4,699,622)	(6,678,543)	(6,150,985)	(1,142,478)	(1,035,005)
Policy benefits and terminations	(4,357,590)	(3,260,824)	(5,263,025)	(3,507,989)	(977,331)	(695,450)
Policy loans and loan repayments	(256,562)	(278,133)	(250,254)	(2,529,539)	(45,799)	(147,490)
Other	64,297	36,226	71,713	73,429	10,093	8,307
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,187,555	7,826,666	(8,512,884)	14,240,435	1,186,977	1,880,861
NET INCREASE (DECREASE) IN NET ASSETS	42,767,764	14,896,024	32,798,747	15,295,324	9,294,021	2,842,356
NET ASSETS
Beginning of Year	118,299,020	103,402,996	151,642,419	136,347,095	25,696,122	22,853,766
End of Year	$161,066,784	$118,299,020	$184,441,166	$151,642,419	$34,990,143	$25,696,122

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,096,447	(12,251,146)	4,451,546	7,647,382	4,297,917	3,427,607
Change in net unrealized appreciation (depreciation) on investments	23,082,723	15,979,062	8,905,849	(11,722,492)	(1,577,951)	2,425,357
Net Increase (Decrease) in Net Assets Resulting from Operations	25,179,170	3,727,916	13,357,395	(4,075,110)	2,719,966	5,852,964
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,578,604	8,193,872	3,650,347	3,681,449	4,430,010	4,410,025
Transfers between variable and fixed accounts, net	(491,964)	(8,841,046)	(1,720,883)	(5,561,558)	(2,161,531)	(1,098,110)
Policy maintenance charges	(6,113,327)	(6,117,327)	(2,775,809)	(2,955,298)	(3,536,515)	(3,959,357)
Policy benefits and terminations	(5,119,061)	(6,021,334)	(2,825,432)	(3,210,900)	(4,159,913)	(3,317,996)
Policy loans and loan repayments	425,878	439,767	(73,866)	(35,202)	(440,640)	9,920
Other	38,620	60,304	28,010	27,756	23,655	25,277
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,681,250)	(12,285,764)	(3,717,633)	(8,053,753)	(5,844,934)	(3,930,241)
NET INCREASE (DECREASE) IN NET ASSETS	21,497,920	(8,557,848)	9,639,762	(12,128,863)	(3,124,968)	1,922,723
NET ASSETS
Beginning of Year	117,689,663	126,247,511	57,321,326	69,450,189	90,868,036	88,945,313
End of Year	$139,187,583	$117,689,663	$66,961,088	$57,321,326	$87,743,068	$90,868,036

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,003,735	177,624	8,026	20,127	744	(55)
Change in net unrealized appreciation (depreciation) on investments	4,946,714	(1,357,237)	(37,474)	10,634	1,604	344
Net Increase (Decrease) in Net Assets Resulting from Operations	5,950,449	(1,179,613)	(29,448)	30,761	2,348	289
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,023,943	999,504	39,267	66,183	30,384	561
Transfers between variable and fixed accounts, net	2,790,617	(1,002,520)	(18,101)	328,207	102,643	27,941
Policy maintenance charges	(854,679)	(771,351)	(32,870)	(44,444)	(15,674)	(1,635)
Policy benefits and terminations	(552,180)	(811,884)	(12,052)	(21,133)	—	—
Policy loans and loan repayments	(58,284)	81,950	(6)	(21,329)	1,536	—
Other	5,721	5,801	361	283	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,355,138	(1,498,500)	(23,401)	307,767	118,891	26,868
NET INCREASE (DECREASE) IN NET ASSETS	8,305,587	(2,678,113)	(52,849)	338,528	121,239	27,157
NET ASSETS
Beginning of Year or Period	14,534,614	17,212,727	835,708	497,180	27,157	—
End of Year or Period	$22,840,201	$14,534,614	$782,859	$835,708	$148,396	$27,157

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	129,465	158,430	74,915	65,899	270,041	93,783
Change in net unrealized appreciation (depreciation) on investments	1,361,058	542,908	130,376	69,227	537,300	342,843
Net Increase (Decrease) in Net Assets Resulting from Operations	1,490,523	701,338	205,291	135,126	807,341	436,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	659,694	290,948	163,624	158,488	751,948	706,231
Transfers between variable and fixed accounts, net	4,403,848	(247,068)	2,251,172	(151,504)	1,280,567	2,039,346
Policy maintenance charges	(284,910)	(127,053)	(142,063)	(136,625)	(567,404)	(464,169)
Policy benefits and terminations	(126,261)	(124,016)	(282,656)	(29,704)	(484,626)	(149,783)
Policy loans and loan repayments	103,212	(4,021)	162,921	5,212	(3,052)	(5,268)
Other	12,166	13,024	684	465	3,569	2,309
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,767,749	(198,186)	2,153,682	(153,668)	981,002	2,128,666
NET INCREASE (DECREASE) IN NET ASSETS	6,258,272	503,152	2,358,973	(18,542)	1,788,343	2,565,292
NET ASSETS
Beginning of Year	5,770,657	5,267,505	3,125,515	3,144,057	7,837,689	5,272,397
End of Year	$12,028,929	$5,770,657	$5,484,488	$3,125,515	$9,626,032	$7,837,689

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,234,509	513,246	581,772	342,220	852,649	160,573
Change in net unrealized appreciation (depreciation) on investments	3,499,202	1,684,300	7,017,973	2,845,829	333,900	864,885
Net Increase (Decrease) in Net Assets Resulting from Operations	4,733,711	2,197,546	7,599,745	3,188,049	1,186,549	1,025,458
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,124,501	3,988,923	7,103,070	5,235,500	1,032,064	1,196,057
Transfers between variable and fixed accounts, net	8,420,284	4,673,907	9,127,144	4,547,296	(3,050,520)	2,110,590
Policy maintenance charges	(2,933,229)	(2,427,531)	(3,362,962)	(2,159,442)	(1,338,307)	(1,474,082)
Policy benefits and terminations	(2,863,933)	(745,950)	(629,828)	(405,414)	(1,186,912)	(1,800,745)
Policy loans and loan repayments	(291,710)	(134,622)	(344,299)	(147,240)	(32,353)	883,450
Other	14,902	7,262	17,819	10,111	10,899	18,533
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,470,815	5,361,989	11,910,944	7,080,811	(4,565,129)	933,803
NET INCREASE (DECREASE) IN NET ASSETS	11,204,526	7,559,535	19,510,689	10,268,860	(3,378,580)	1,959,261
NET ASSETS
Beginning of Year	31,814,172	24,254,637	37,943,794	27,674,934	18,406,124	16,446,863
End of Year	$43,018,698	$31,814,172	$57,454,483	$37,943,794	$15,027,544	$18,406,124

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,355,957	1,289,145	6,142,693	4,263,989	8,554,684	6,713,308
Change in net unrealized appreciation (depreciation) on investments	3,766,566	1,810,676	23,574,102	13,052,233	40,701,971	18,274,421
Net Increase (Decrease) in Net Assets Resulting from Operations	5,122,523	3,099,821	29,716,795	17,316,222	49,256,655	24,987,729
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,240,215	2,581,272	14,049,052	15,545,476	20,239,114	21,880,480
Transfers between variable and fixed accounts, net	1,382,190	(1,026,274)	(1,089,093)	6,859,819	(3,317,954)	(10,667,546)
Policy maintenance charges	(2,418,269)	(2,607,556)	(13,624,598)	(14,266,556)	(15,381,267)	(16,508,523)
Policy benefits and terminations	(1,376,580)	(2,851,506)	(10,230,330)	(11,145,378)	(16,569,112)	(12,092,276)
Policy loans and loan repayments	134,672	247,413	(1,151,954)	(872,746)	(546,151)	(1,752,523)
Other	28,241	21,548	144,313	104,924	274,405	232,600
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	990,469	(3,635,103)	(11,902,610)	(3,774,461)	(15,300,965)	(18,907,788)
NET INCREASE (DECREASE) IN NET ASSETS	6,112,992	(535,282)	17,814,185	13,541,761	33,955,690	6,079,941
NET ASSETS
Beginning of Year	47,703,278	48,238,560	230,261,473	216,719,712	307,509,751	301,429,810
End of Year	$53,816,270	$47,703,278	$248,075,658	$230,261,473	$341,465,441	$307,509,751

	Portfolio Optimization		PSF DFA		Invesco V.I. International
	Aggressive-Growth		Balanced Allocation (1)		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$358,605	$262,081
Realized gain (loss) on investments	4,185,590	3,204,393	29,890	130	66,291	(72,013)
Change in net unrealized appreciation (depreciation) on investments	20,978,530	8,695,391	92,144	5,940	5,049,377	(437,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,164,120	11,899,784	122,034	6,070	5,474,273	(247,407)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,511,282	11,843,996	317,554	21,265	1,830,316	1,587,551
Transfers between variable and fixed accounts, net	(1,937,455)	(2,924,402)	1,141,478	272,210	3,734,988	5,366,894
Policy maintenance charges	(6,556,416)	(6,934,176)	(146,725)	(8,005)	(1,219,585)	(1,016,995)
Policy benefits and terminations	(7,042,477)	(5,150,193)	—	—	(851,018)	(264,230)
Policy loans and loan repayments	202,411	(107,834)	—	—	(236,546)	5,031
Other	109,706	80,717	(277)	204	11,720	7,027
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,712,949)	(3,191,892)	1,312,030	285,674	3,269,875	5,685,278
NET INCREASE (DECREASE) IN NET ASSETS	21,451,171	8,707,892	1,434,064	291,744	8,744,148	5,437,871
NET ASSETS
Beginning of Year or Period	136,429,182	127,721,290	291,744	—	23,130,212	17,692,341
End of Year or Period	$157,880,353	$136,429,182	$1,725,808	$291,744	$31,874,360	$23,130,212

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$384,946	$288,937	$633,986	$534,401	$305,895	$343,694
Realized gain (loss) on investments	2,637,304	906,467	2,347,801	780,986	7,098,680	5,025,569
Change in net unrealized appreciation (depreciation) on investments	50,052	2,476,851	3,524,593	1,746,923	9,564,435	(78,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,072,302	3,672,255	6,506,380	3,062,310	16,969,010	5,290,758
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,284,619	880,423	4,949,117	4,094,244	3,912,893	3,887,309
Transfers between variable and fixed accounts, net	(6,748,784)	16,775,335	3,814,080	8,056,981	(732,678)	(273,977)
Policy maintenance charges	(969,662)	(653,628)	(2,712,613)	(2,386,312)	(3,073,294)	(3,049,618)
Policy benefits and terminations	(1,552,480)	(456,233)	(1,927,857)	(725,059)	(2,990,055)	(2,894,126)
Policy loans and loan repayments	(75,821)	(16,381)	38,330	(738,614)	(159,301)	(89,551)
Other	10,689	6,166	14,161	9,132	29,064	24,569
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,051,439)	16,535,682	4,175,218	8,310,372	(3,013,371)	(2,395,394)
NET INCREASE (DECREASE) IN NET ASSETS	(4,979,137)	20,207,937	10,681,598	11,372,682	13,955,639	2,895,364
NET ASSETS
Beginning of Year	30,391,093	10,183,156	39,984,460	28,611,778	62,273,798	59,378,434
End of Year	$25,411,956	$30,391,093	$50,666,058	$39,984,460	$76,229,437	$62,273,798

	American Funds IS		BlackRock Basic Value		BlackRock Global Allocation
	Growth-Income Class 4		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,024,735	$865,701	$245,882	$386,442	$770,214	$697,220
Realized gain (loss) on investments	5,090,662	6,938,369	(1,062,198)	(236,729)	602,800	(422,741)
Change in net unrealized appreciation (depreciation) on investments	9,388,064	(658,973)	2,389,687	3,877,515	6,337,194	1,848,271
Net Increase (Decrease) in Net Assets Resulting from Operations	15,503,461	7,145,097	1,573,371	4,027,228	7,710,208	2,122,750
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,274,256	4,604,491	1,103,496	1,261,360	4,944,817	4,866,961
Transfers between variable and fixed accounts, net	1,510,120	642,493	(10,440,420)	5,713,444	(333,736)	(2,267,809)
Policy maintenance charges	(3,934,134)	(3,876,056)	(1,012,148)	(1,027,358)	(3,373,499)	(3,483,037)
Policy benefits and terminations	(3,089,872)	(2,046,184)	(792,389)	(302,258)	(3,618,534)	(1,708,084)
Policy loans and loan repayments	(266,585)	(308,197)	(100,008)	(73,845)	(443,102)	(144,442)
Other	24,134	14,877	9,498	10,165	39,367	31,189
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,482,081)	(968,576)	(11,231,971)	5,581,508	(2,784,687)	(2,705,222)
NET INCREASE (DECREASE) IN NET ASSETS	14,021,380	6,176,521	(9,658,600)	9,608,736	4,925,521	(582,472)
NET ASSETS
Beginning of Year	71,033,405	64,856,884	30,347,209	20,738,473	56,906,250	57,488,722
End of Year	$85,054,785	$71,033,405	$20,688,609	$30,347,209	$61,831,771	$56,906,250

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$45,375	$34,737	$12,824	$5,020	$20,727	$10,498
Realized gain (loss) on investments	24,252	5,470	6,815	(1,023)	(229)	6,516
Change in net unrealized appreciation (depreciation) on investments	108,376	(22,097)	56,488	10,544	6,874	(17,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,003	18,110	76,127	14,541	27,372	(464)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,522	72,107	59,158	17,709	83,040	21,720
Transfers between variable and fixed accounts, net	268,650	893,586	376,617	141,632	456,796	579,489
Policy maintenance charges	(107,347)	(46,831)	(50,471)	(14,842)	(52,933)	(30,789)
Policy benefits and terminations	(74,525)	—	—	—	(44,255)	(71,865)
Policy loans and loan repayments	(36,662)	(9,549)	101	2,213	4,497	(14,629)
Other	1,195	586	133	21	133	186
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	247,833	909,899	385,538	146,733	447,278	484,112
NET INCREASE (DECREASE) IN NET ASSETS	425,836	928,009	461,665	161,274	474,650	483,648
NET ASSETS
Beginning of Year	1,273,294	345,285	237,439	76,165	553,466	69,818
End of Year	$1,699,130	$1,273,294	$699,104	$237,439	$1,028,116	$553,466

	BlackRock iShares		Dreyfus VIF		Fidelity VIP Contrafund
	Equity Appreciation V.I. Class I		Appreciation Service Shares		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$23,058	$3,588	$4,304	$7,208	$432,348	$311,864
Realized gain (loss) on investments	23,575	(4,704)	35,469	32,862	5,631,665	7,189,558
Change in net unrealized appreciation (depreciation) on investments	130,692	21,148	68,046	(1,484)	4,802,233	(3,697,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,325	20,032	107,819	38,586	10,866,246	3,804,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	528,384	32,289	36,146	27,273	3,065,995	2,813,553
Transfers between variable and fixed accounts, net	485,956	47,191	(229,351)	221,554	(245,042)	(2,972,166)
Policy maintenance charges	(76,541)	(15,903)	(24,308)	(24,332)	(2,433,236)	(2,450,969)
Policy benefits and terminations	(7,271)	—	(425)	—	(3,552,468)	(2,998,124)
Policy loans and loan repayments	(4,916)	(326)	(9,895)	(3,805)	(379,455)	(176,860)
Other	134	141	164	304	23,625	21,576
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	925,746	63,392	(227,669)	220,994	(3,520,581)	(5,762,990)
NET INCREASE (DECREASE) IN NET ASSETS	1,103,071	83,424	(119,850)	259,580	7,345,665	(1,958,700)
NET ASSETS
Beginning of Year	224,803	141,379	592,964	333,384	51,739,685	53,698,385
End of Year	$1,327,874	$224,803	$473,114	$592,964	$59,085,350	$51,739,685

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2010 Portfolio Service Class 2		Fidelity VIP Freedom 2015 Portfolio Service Class 2		Fidelity VIP Freedom 2020 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,296	$10,351	$42,233	$30,268	$98,206	$100,937
Realized gain (loss) on investments	34,780	47,701	208,416	71,787	524,021	338,835
Change in net unrealized appreciation (depreciation) on investments	106,208	(30,991)	219,001	18,170	576,657	(2,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	159,284	27,061	469,650	120,225	1,198,884	437,150
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,371	71,532	138,346	117,081	431,987	549,016
Transfers between variable and fixed accounts, net	512,629	(896,149)	804,737	330,012	(380,675)	105,925
Policy maintenance charges	(47,371)	(59,968)	(153,611)	(129,927)	(450,743)	(490,084)
Policy benefits and terminations	(34,452)	(76,483)	(234,636)	(35,997)	(487,523)	(276,757)
Policy loans and loan repayments	3,326	(9,249)	8	5,816	(8,196)	(5,911)
Other	493	379	2,149	1,860	7,348	6,708
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	468,996	(969,938)	556,993	288,845	(887,802)	(111,103)
NET INCREASE (DECREASE) IN NET ASSETS	628,280	(942,877)	1,026,643	409,070	311,082	326,047
NET ASSETS
Beginning of Year	818,026	1,760,903	2,395,412	1,986,342	7,940,725	7,614,678
End of Year	$1,446,306	$818,026	$3,422,055	$2,395,412	$8,251,807	$7,940,725

	Fidelity VIP Freedom 2025 Portfolio Service Class 2		Fidelity VIP Freedom 2030 Portfolio Service Class 2		Fidelity VIP Freedom 2035 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118,358	$117,923	$124,547	$119,926	$68,259	$48,550
Realized gain (loss) on investments	651,667	457,920	1,046,144	549,530	244,251	95,508
Change in net unrealized appreciation (depreciation) on investments	856,368	(51,665)	883,216	(79,573)	817,693	135,993
Net Increase (Decrease) in Net Assets Resulting from Operations	1,626,393	524,178	2,053,907	589,883	1,130,203	280,051
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	873,109	559,974	829,041	919,850	1,204,447	750,276
Transfers between variable and fixed accounts, net	(955,337)	246,950	(227,554)	655,125	1,181,390	511,216
Policy maintenance charges	(493,178)	(499,845)	(554,822)	(549,638)	(423,611)	(326,232)
Policy benefits and terminations	(270,250)	(210,530)	(660,963)	(430,898)	(310,246)	(39,799)
Policy loans and loan repayments	(31,811)	(77,276)	(43,086)	(67,516)	71,934	(26,229)
Other	5,034	2,728	7,189	2,681	(3,828)	(782)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(872,433)	22,001	(650,195)	529,604	1,720,086	868,450
NET INCREASE (DECREASE) IN NET ASSETS	753,960	546,179	1,403,712	1,119,487	2,850,289	1,148,501
NET ASSETS
Beginning of Year	9,272,076	8,725,897	10,077,382	8,957,895	4,410,998	3,262,497
End of Year	$10,026,036	$9,272,076	$11,481,094	$10,077,382	$7,261,287	$4,410,998

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2045 Portfolio Service Class 2		Fidelity VIP Freedom Income Portfolio Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,512	$39,844	$18,273	$19,532	$858,222	$185,586
Realized gain (loss) on investments	180,474	88,773	28,185	16,853	—	—
Change in net unrealized appreciation (depreciation) on investments	671,617	84,598	70,451	27,544	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	909,603	213,215	116,909	63,929	858,222	185,586
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,164,845	707,945	48,342	60,564	116,019,709	114,988,592
Transfers between variable and fixed accounts, net	1,273,572	644,442	(204,346)	(42,954)	(90,762,748)	(133,275,217)
Policy maintenance charges	(478,775)	(406,904)	(67,714)	(79,594)	(17,738,217)	(18,594,325)
Policy benefits and terminations	(65,982)	(39,619)	(57,138)	(58,105)	(16,086,147)	(22,275,753)
Policy loans and loan repayments	(63,459)	(35,065)	674	979	(8,092,626)	(1,353,388)
Other	(88)	426	942	424	227,506	202,251
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,830,113	871,225	(279,240)	(118,686)	(16,432,523)	(60,307,840)
NET INCREASE (DECREASE) IN NET ASSETS	2,739,716	1,084,440	(162,331)	(54,757)	(15,574,301)	(60,122,254)
NET ASSETS
Beginning of Year	3,627,721	2,543,281	1,578,639	1,633,396	159,125,414	219,247,668
End of Year	$6,367,437	$3,627,721	$1,416,308	$1,578,639	$143,551,113	$159,125,414

	Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,301	$—	$183,589	$107,449	$78,503	$49,997
Realized gain (loss) on investments	801,531	686,761	2,258,495	3,573,214	1,557,373	287,072
Change in net unrealized appreciation (depreciation) on investments	1,725,358	(696,493)	4,562,239	301,662	(543,409)	140,199
Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,190	(9,732)	7,004,323	3,982,325	1,092,467	477,268
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	524,946	356,792	1,846,324	1,763,684	485,048	471,492
Transfers between variable and fixed accounts, net	2,682,154	(376,219)	(279,165)	(3,448,426)	(125,563)	(384,064)
Policy maintenance charges	(369,164)	(282,136)	(1,295,505)	(1,345,112)	(284,556)	(286,892)
Policy benefits and terminations	(395,727)	(219,319)	(1,876,614)	(1,967,711)	(178,188)	(340,776)
Policy loans and loan repayments	(252,314)	(89,212)	(109,787)	85,932	(60,554)	1,722
Other	3,217	3,134	25,804	26,989	4,096	1,506
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,193,112	(606,960)	(1,688,943)	(4,884,644)	(159,717)	(537,012)
NET INCREASE (DECREASE) IN NET ASSETS	4,726,302	(616,692)	5,315,380	(902,319)	932,750	(59,744)
NET ASSETS
Beginning of Year	6,758,341	7,375,033	34,852,958	35,755,277	5,831,772	5,891,516
End of Year	$11,484,643	$6,758,341	$40,168,338	$34,852,958	$6,764,522	$5,831,772

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		Janus Henderson Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$594,580	$333,202	$—	$—	$24,323	$3,153
Realized gain (loss) on investments	(452,238)	(473,640)	(415,481)	(1,827,571)	1,298,941	825,702
Change in net unrealized appreciation (depreciation) on investments	3,264,275	1,429,548	1,001,028	2,714,007	2,594,399	437,153
Net Increase (Decrease) in Net Assets Resulting from Operations	3,406,617	1,289,110	585,547	886,436	3,917,663	1,266,008
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,269,200	1,327,415	2,070,400	2,273,707	817,838	729,252
Transfers between variable and fixed accounts, net	3,557,687	1,898,324	2,356,419	(7,641,514)	2,264,659	1,704,236
Policy maintenance charges	(1,163,511)	(1,044,627)	(1,419,943)	(1,685,313)	(598,194)	(485,950)
Policy benefits and terminations	(476,426)	(348,328)	(1,260,655)	(779,207)	(1,097,716)	(336,659)
Policy loans and loan repayments	353	(108,568)	(191,474)	(24,828)	(49,021)	(20,183)
Other	8,258	856	31,934	28,518	7,050	4,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,195,561	1,725,072	1,586,681	(7,828,637)	1,344,616	1,594,708
NET INCREASE (DECREASE) IN NET ASSETS	6,602,178	3,014,182	2,172,228	(6,942,201)	5,262,279	2,860,716
NET ASSETS
Beginning of Year	19,252,230	16,238,048	30,224,656	37,166,857	13,494,226	10,633,510
End of Year	$25,854,408	$19,252,230	$32,396,884	$30,224,656	$18,756,505	$13,494,226

	Janus Henderson Overseas Service Shares		Lazard Retirement Global Dynamic Multi-Asset Service Class		Lazard Retirement U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$268,412	$579,513	$—	$2,626	$19,386	$1,316
Realized gain (loss) on investments	(485,030)	(438,771)	79,376	(6,248)	19,676	(47,072)
Change in net unrealized appreciation (depreciation) on investments	4,368,730	(1,081,501)	145,789	32,300	172,209	152,825
Net Increase (Decrease) in Net Assets Resulting from Operations	4,152,112	(940,759)	225,165	28,678	211,271	107,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,015,231	1,158,390	119,748	95,583	96,345	94,511
Transfers between variable and fixed accounts, net	13,201,731	(851,415)	63,455	135,576	(123,646)	(612)
Policy maintenance charges	(685,177)	(604,295)	(74,180)	(51,896)	(93,755)	(92,719)
Policy benefits and terminations	(329,915)	(653,850)	(41,179)	(23,022)	(71,181)	(138,747)
Policy loans and loan repayments	782	(52,550)	22,502	(700)	(19,354)	(33,811)
Other	10,379	6,957	887	132	606	543
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,213,031	(996,763)	91,233	155,673	(210,985)	(170,835)
NET INCREASE (DECREASE) IN NET ASSETS	17,365,143	(1,937,522)	316,398	184,351	286	(63,766)
NET ASSETS
Beginning of Year	12,214,393	14,151,915	1,050,105	865,754	1,278,015	1,341,781
End of Year	$29,579,536	$12,214,393	$1,366,503	$1,050,105	$1,278,301	$1,278,015

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II		Western Asset Variable Global High Yield Bond - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,997	$79,660	$25,571	$49,856	$36,343	$22,325
Realized gain (loss) on investments	1,377,042	922,098	843,760	112,357	16,042	2,865
Change in net unrealized appreciation (depreciation) on investments	1,698,119	(834,367)	759,312	1,037,553	(7,012)	10,956
Net Increase (Decrease) in Net Assets Resulting from Operations	3,134,158	167,391	1,628,643	1,199,766	45,373	36,146
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,457,775	2,724,419	912,287	1,061,186	12,020	17,261
Transfers between variable and fixed accounts, net	(432,186)	(522,083)	(1,517,686)	897,805	451,610	257,647
Policy maintenance charges	(1,492,843)	(1,476,467)	(571,004)	(555,539)	(24,991)	(17,044)
Policy benefits and terminations	(373,356)	(1,150,736)	(453,717)	(406,631)	(24,261)	(7,935)
Policy loans and loan repayments	36,195	(146,932)	57,320	(5,047)	(256)	(8,964)
Other	8,117	10,912	4,467	3,490	166	84
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	203,702	(560,887)	(1,568,333)	995,264	414,288	241,049
NET INCREASE (DECREASE) IN NET ASSETS	3,337,860	(393,496)	60,310	2,195,030	459,661	277,195
NET ASSETS
Beginning of Year	19,639,215	20,032,711	13,843,471	11,648,441	398,040	120,845
End of Year	$22,977,075	$19,639,215	$13,903,781	$13,843,471	$857,701	$398,040

	Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$340,839	$238,784	$—	$—	$64,408	$66,965
Realized gain (loss) on investments	212,010	(23,078)	(131,131)	(300,815)	396,241	(137,170)
Change in net unrealized appreciation (depreciation) on investments	41,267	117,130	2,923,340	503,530	267,409	893,780
Net Increase (Decrease) in Net Assets Resulting from Operations	594,116	332,836	2,792,209	202,715	728,058	823,575
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	832,222	521,125	566,717	584,314	373,934	345,215
Transfers between variable and fixed accounts, net	4,639,171	2,951,384	813,277	3,075,463	(252,126)	(177,604)
Policy maintenance charges	(456,263)	(254,160)	(437,187)	(343,941)	(333,973)	(341,049)
Policy benefits and terminations	(607,117)	(62,785)	(344,476)	(470,545)	(171,312)	(63,395)
Policy loans and loan repayments	77,109	(68,473)	4,312	101,765	(22,332)	(4,190)
Other	2,442	837	(1,081)	4,616	1,950	127
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,487,564	3,087,928	601,562	2,951,672	(403,859)	(240,896)
NET INCREASE (DECREASE) IN NET ASSETS	5,081,680	3,420,764	3,393,771	3,154,387	324,199	582,679
NET ASSETS
Beginning of Year	5,255,897	1,835,133	9,278,798	6,124,411	6,017,135	5,434,456
End of Year	$10,337,577	$5,255,897	$12,672,569	$9,278,798	$6,341,334	$6,017,135

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Lord Abbett Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,086,206	$1,069,319	$1,179,313	$759,208	$—	$—
Realized gain (loss) on investments	(112,106)	121,362	631,556	968,902	3,477,412	4,253,914
Change in net unrealized appreciation (depreciation) on investments	645,583	324,940	13,132,846	(1,648,391)	10,939,269	(5,242,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,619,683	1,515,621	14,943,715	79,719	14,416,681	(988,637)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,342,133	5,071,978	2,832,517	1,996,030	1,843,018	1,813,868
Transfers between variable and fixed accounts, net	2,435,598	2,785,444	(1,623,493)	9,231,893	(1,302,299)	(3,182,415)
Policy maintenance charges	(3,038,381)	(2,875,105)	(2,044,150)	(1,918,853)	(1,611,510)	(1,534,270)
Policy benefits and terminations	(1,534,289)	(633,769)	(2,029,756)	(1,586,856)	(1,422,400)	(1,258,785)
Policy loans and loan repayments	(70,489)	(101,668)	155,223	69,831	24,944	62,181
Other	21,212	11,401	39,135	6,233	14,640	8,068
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,155,784	4,258,281	(2,670,524)	7,798,278	(2,453,607)	(4,091,353)
NET INCREASE (DECREASE) IN NET ASSETS	4,775,467	5,773,902	12,273,191	7,877,997	11,963,074	(5,079,990)
NET ASSETS
Beginning of Year	40,817,974	35,044,072	63,772,721	55,894,724	38,212,752	43,292,742
End of Year	$45,593,441	$40,817,974	$76,045,912	$63,772,721	$50,175,826	$38,212,752

	III		V		MFS New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$425,439	$508,321	$—	$—
Realized gain (loss) on investments	9,556,029	4,400,514	2,377,008	1,071,504	772,590	(82,954)
Change in net unrealized appreciation (depreciation) on investments	1,027,695	5,729,768	1,201,252	998,974	3,465,719	1,083,609
Net Increase (Decrease) in Net Assets Resulting from Operations	10,583,724	10,130,282	4,003,699	2,578,799	4,238,309	1,000,655
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,293,200	2,138,053	1,323,131	1,438,851	1,334,311	1,263,379
Transfers between variable and fixed accounts, net	(3,084,584)	78,089	(1,458,883)	(820,208)	9,694,063	915,655
Policy maintenance charges	(1,937,413)	(1,866,706)	(1,039,516)	(1,076,399)	(905,880)	(693,782)
Policy benefits and terminations	(1,872,899)	(938,522)	(862,317)	(882,366)	(1,025,801)	(60,314)
Policy loans and loan repayments	250,007	77,857	81,877	64,517	(229,990)	(12,676)
Other	28,389	14,646	12,475	11,419	5,006	3,849
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,323,300)	(496,583)	(1,943,233)	(1,264,186)	8,871,709	1,416,111
NET INCREASE (DECREASE) IN NET ASSETS	6,260,424	9,633,699	2,060,466	1,314,613	13,110,018	2,416,766
NET ASSETS
Beginning of Year	58,240,777	48,607,078	28,310,027	26,995,414	13,446,457	11,029,691
End of Year	$64,501,201	$58,240,777	$30,370,493	$28,310,027	$26,556,475	$13,446,457

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	MFS Utilities Series - Service Class		MFS Value Series - Service Class		Neuberger Berman Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$493,175	$441,175	$231,012	$99,460	$2,029	$2,379
Realized gain (loss) on investments	(469,115)	(552,129)	745,725	515,225	18,769	11,293
Change in net unrealized appreciation (depreciation) on investments	1,555,499	1,609,272	1,104,278	270,034	42,821	15,637
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,559	1,498,318	2,081,015	884,719	63,619	29,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	807,819	791,135	1,117,940	369,368	26,900	21,764
Transfers between variable and fixed accounts, net	(648,603)	(1,480,322)	4,878,703	9,090,649	65,753	(14,594)
Policy maintenance charges	(540,885)	(619,268)	(573,917)	(237,672)	(21,481)	(15,412)
Policy benefits and terminations	(554,943)	(526,256)	(749,898)	(47,478)	(777)	(446)
Policy loans and loan repayments	(131,231)	(58,268)	(14,567)	66,446	3,503	440
Other	7,752	8,560	6,278	1,446	194	19
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,060,091)	(1,884,419)	4,664,539	9,242,759	74,092	(8,229)
NET INCREASE (DECREASE) IN NET ASSETS	519,468	(386,101)	6,745,554	10,127,478	137,711	21,080
NET ASSETS
Beginning of Year	11,140,402	11,526,503	10,627,878	500,400	314,758	293,678
End of Year	$11,659,870	$11,140,402	$17,373,432	$10,627,878	$452,469	$314,758

	Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,328	$50,457	$136,534	$138,750	$11,044	$10,352
Realized gain (loss) on investments	(96,717)	(73,150)	(22,523)	(151,559)	139,893	(102,731)
Change in net unrealized appreciation (depreciation) on investments	2,407,224	(54,440)	701,749	250,979	(60,709)	412,648
Net Increase (Decrease) in Net Assets Resulting from Operations	2,367,835	(77,133)	815,760	238,170	90,228	320,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	666,335	587,198	521,145	552,896	180,191	181,436
Transfers between variable and fixed accounts, net	1,341,114	(732,640)	344,761	(20,176)	(174,655)	58,270
Policy maintenance charges	(350,603)	(295,150)	(369,233)	(388,021)	(119,665)	(112,909)
Policy benefits and terminations	(282,247)	(458,856)	(125,772)	(178,075)	(25,812)	(51,990)
Policy loans and loan repayments	3,676	6,135	(22,306)	(30,571)	(27,121)	(2,432)
Other	4,953	4,584	2,038	2,366	987	698
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,383,228	(888,729)	350,633	(61,581)	(166,075)	73,073
NET INCREASE (DECREASE) IN NET ASSETS	3,751,063	(965,862)	1,166,393	176,589	(75,847)	393,342
NET ASSETS
Beginning of Year	6,386,091	7,351,953	5,766,695	5,590,106	2,157,598	1,764,256
End of Year	$10,137,154	$6,386,091	$6,933,088	$5,766,695	$2,081,751	$2,157,598

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	State Street Total Return V.I.S. Class 3		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,300	$23,678	$—	$—	$983,137	$1,155,511
Realized gain (loss) on investments	38,091	(33,299)	4,221,739	4,338,646	7,980,479	7,926,829
Change in net unrealized appreciation (depreciation) on investments	140,837	105,078	22,862,432	(3,744,519)	513,522	729,865
Net Increase (Decrease) in Net Assets Resulting from Operations	206,228	95,457	27,084,171	594,127	9,477,138	9,812,205
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	134,626	118,438	5,830,981	5,682,278	4,399,849	4,440,217
Transfers between variable and fixed accounts, net	(75,156)	(981,877)	3,792,911	1,777,922	(1,090,330)	(1,741,476)
Policy maintenance charges	(112,240)	(121,293)	(3,989,798)	(3,598,347)	(2,777,846)	(2,687,692)
Policy benefits and terminations	(19,477)	(47,664)	(2,814,336)	(2,485,673)	(1,616,930)	(919,062)
Policy loans and loan repayments	(8,522)	18,061	(51,430)	(86,374)	(344,025)	3,833
Other	552	391	20,797	43,988	21,238	14,014
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(80,217)	(1,013,944)	2,789,125	1,333,794	(1,408,044)	(890,166)
NET INCREASE (DECREASE) IN NET ASSETS	126,011	(918,487)	29,873,296	1,927,921	8,069,094	8,922,039
NET ASSETS
Beginning of Year	1,487,956	2,406,443	74,984,559	73,056,638	60,493,279	51,571,240
End of Year	$1,613,967	$1,487,956	$104,857,855	$74,984,559	$68,562,373	$60,493,279

	VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$130,403
Realized gain (loss) on investments	(2,392,828)	(5,325,586)
Change in net unrealized appreciation (depreciation) on investments	1,387,277	17,374,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,005,551)	12,179,085
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,956,853	2,139,777
Transfers between variable and fixed accounts, net	(1,584,688)	(238,860)
Policy maintenance charges	(1,474,710)	(1,599,904)
Policy benefits and terminations	(1,771,632)	(1,582,202)
Policy loans and loan repayments	(231,445)	(32,483)
Other	16,554	25,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,089,068)	(1,288,455)
NET INCREASE (DECREASE) IN NET ASSETS	(4,094,619)	10,890,630
NET ASSETS
Beginning of Year	37,457,308	26,566,678
End of Year	$33,362,689	$37,457,308

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income
2017	$10.74	145,779	$1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond
2017	$16.80	4,041,066	$67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15)%
Floating Rate Income
2017	$11.64	327,340	$3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013 - 12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2017	$12.19	1,421,081	$17,324,778	0.00%	0.00%	3.93%
2016	11.73	1,371,318	16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01)%
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
High Yield Bond
2017	$75.70	1,170,958	$88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
Inflation Managed
2017	$60.91	1,282,494	$78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92)%
Inflation Strategy
2017	$10.74	175,180	$1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47)%
Managed Bond
2017	$69.75	3,780,655	$263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21)%
Short Duration Bond
2017	$13.10	5,442,202	$71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
Emerging Markets Debt
2017	$12.59	569,579	$7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83)%
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44)%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock
2017	$26.07	2,386,466	$62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
Developing Growth
2017	$26.27	830,450	$21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
Dividend Growth
2017	$30.84	2,445,375	$75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
Equity Index
2017	$125.01	5,817,356	$727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
Focused Growth
2017	$32.45	977,431	$31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
Growth
2017	$106.38	2,154,781	$229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
Large-Cap Growth
2017	$18.36	3,136,938	$57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
Large-Cap Value
2017	$34.09	3,596,260	$122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
Long/Short Large-Cap
2017	$21.93	690,123	$15,131,167	0.00%	0.00%	21.80%
2016	18.00	678,743	12,218,127	0.00%	0.00%	9.18%
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82)%
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
Main Street Core
2017	$117.93	1,732,345	$204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity
2017	$56.14	2,128,043	$119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
Mid-Cap Growth
2017	$21.06	2,965,957	$62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
Mid-Cap Value
2017	$36.07	366,995	$13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
Small-Cap Equity
2017	$33.85	1,060,075	$35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
Small-Cap Index
2017	$41.61	5,727,336	$238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
Small-Cap Value
2017	$54.34	1,357,500	$73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
Value Advantage
2017	$16.92	151,366	$2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2017	$51.09	3,152,903	$161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99)%
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
International Large-Cap
2017	$19.16	9,627,555	$184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02)%
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
International Small-Cap
2017	$17.42	2,008,375	$34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42)%
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
2017	$32.47	4,286,343	$139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54)%
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
Health Sciences
2017	$60.31	1,110,267	$66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
Real Estate
2017	$69.62	1,260,249	$87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
Technology
2017	$12.47	1,831,834	$22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
Currency Strategies
2017	$10.66	73,461	$782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27)%
Diversified Alternatives
2017	$11.17	13,280	$148,396	0.00%	0.00%	7.72%
08/11/2016 - 12/31/2016	10.37	2,618	27,157	0.00%	0.00%	0.14%
Equity Long/Short
2017	$15.13	794,888	$12,028,929	0.00%	0.00%	17.18%
2016	12.91	446,854	5,770,657	0.00%	0.00%	11.28%
05/14/2015 - 12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2017	$11.66	470,174	$5,484,488	0.00%	0.00%	6.36%
2016	10.97	284,979	3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62)%
Pacific Dynamix - Conservative Growth
2017	$19.02	506,025	$9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
Pacific Dynamix - Moderate Growth
2017	$22.08	1,948,157	$43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
Pacific Dynamix - Growth
2017	$25.46	2,256,763	$57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative
2017	$13.26	1,133,653	$15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
Portfolio Optimization Moderate-Conservative
2017	$14.32	3,757,613	$53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
Portfolio Optimization Moderate
2017	$15.27	16,249,004	$248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
Portfolio Optimization Growth
2017	$16.24	21,030,059	$341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
Portfolio Optimization Aggressive-Growth
2017	$16.69	9,461,777	$157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
PSF DFA Balanced Allocation
2017	$11.91	144,930	$1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
2017	$14.77	2,158,059	$31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
American Century VP Mid Cap Value Class II
2017	$21.59	1,176,754	$25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
American Funds IS Asset Allocation Class 4
2017	$28.18	1,797,931	$50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 4
2017	$31.63	2,410,313	$76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
2017	$27.38	3,106,257	$85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2017	$23.38	885,032	$20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock Global Allocation V.I. Class III
2017	$22.86	2,704,263	$61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.35	149,735	$1,699,130	2.97%	0.00%	12.74%
2016	10.07	126,498	1,273,294	4.45%	0.00%	6.48%
06/18/2015 - 12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48)%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$11.37	61,462	$699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$10.53	97,616	$1,028,116	2.98%	0.00%	3.91%
2016	10.14	54,607	553,466	2.58%	0.00%	3.50%
05/14/2015 - 12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69)%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.79	112,617	$1,327,874	2.54%	0.00%	21.87%
2016	9.68	23,235	224,803	1.90%	0.00%	9.31%
05/08/2015 - 12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74)%
Dreyfus VIF Appreciation Service Shares
2017	$15.86	29,840	$473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2017	$29.62	1,995,114	$59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2017	$16.01	90,352	$1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2017	$16.20	211,178	$3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2017	$16.05	514,191	$8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2017	$16.83	595,571	$10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2017	$16.67	688,721	$11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2017	$17.72	409,702	$7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2017	$17.95	354,672	$6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
Fidelity VIP Freedom Income Portfolio Service Class 2
2017	$14.50	97,677	$1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
Fidelity VIP Government Money Market Service Class
2017	$10.07	14,255,248	$143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014 - 12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2017	$30.06	382,067	$11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
Fidelity VIP Mid Cap Service Class 2
2017	$31.86	1,260,670	$40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
Fidelity VIP Value Strategies Service Class 2
2017	$25.18	268,653	$6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
Templeton Foreign VIP Class 2
2017	$14.03	1,843,186	$25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13)%
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
Templeton Global Bond VIP Class 2
2017	$12.44	2,603,285	$32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Service Shares
2017	$28.42	659,947	$18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
Janus Henderson Overseas Service Shares
2017	$10.96	2,699,606	$29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10)%
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2017	$12.62	108,305	$1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
07/22/2014 - 12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62)%
Lazard Retirement U.S. Strategic Equity Service Class
2017	$18.25	70,042	$1,278,301	1.55%	0.00%	18.10%
2016	15.45	82,703	1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44)%
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
ClearBridge Variable Aggressive Growth - Class II
2017	$23.76	967,177	$22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
ClearBridge Variable Mid Cap - Class II
2017	$21.83	636,772	$13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
Western Asset Variable Global High Yield Bond - Class II
2017	$11.37	75,413	$857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (4)	0.00%	(9.30)%
Lord Abbett Bond Debenture Class VC
2017	$12.20	847,582	$10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
05/08/2014 - 12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2017	$18.75	675,697	$12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
Lord Abbett Fundamental Equity Class VC
2017	$20.61	307,699	$6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Total Return Class VC
2017	$11.10	4,107,392	$45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99)%
I
2017	$39.92	1,905,029	$76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06)%
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
II
2017	$62.32	805,188	$50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
III
2017	$95.67	674,210	$64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
V
2017	$31.34	969,099	$30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
MFS New Discovery Series - Service Class
2017	$24.26	1,094,536	$26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49)%
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
MFS Utilities Series - Service Class
2017	$18.49	630,731	$11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
MFS Value Series - Service Class
2017	$12.98	1,338,421	$17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Socially Responsive I Class
2017	$17.26	26,217	$452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2017	$16.60	610,541	$10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%

See Notes to Financial Statements	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2017	$11.32	612,282	$6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91)%
Royce Micro-Cap Service Class
2017	$13.88	149,935	$2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84)%
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
State Street Total Return V.I.S. Class 3
2017	$16.74	96,389	$1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
T. Rowe Price Blue Chip Growth - II
2017	$34.51	3,038,914	$104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
T. Rowe Price Equity Income - II
2017	$23.68	2,895,397	$68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
VanEck VIP Global Hard Assets Initial Class
2017	$20.68	1,613,669	$33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10)%
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Enterprise Service Shares and Janus Henderson Overseas Service Shares Variable Accounts and Portfolios were formerly named Janus Aspen Series Enterprise Service Shares and Janus Aspen Series Overseas Service Shares Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are included in section C of this report. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$767,592	$222,983
Diversified Bond	10,193,634	6,361,199
Floating Rate Income	964,000	2,202,879
Floating Rate Loan	2,772,330	2,176,159
High Yield Bond	7,207,914	11,526,537
Inflation Managed	5,918,402	10,509,215
Inflation Strategy	253,644	297,433
Managed Bond	13,398,208	12,625,547
Short Duration Bond	14,122,662	9,687,209
Emerging Markets Debt	2,846,960	876,105
Comstock	3,710,364	4,948,494
Developing Growth	—	2,181,499
Dividend Growth	4,001,351	10,629,867
Equity Index	20,126,001	60,953,939
Focused Growth	1,321,182	3,821,736
Growth	10,858,960	18,246,616
Large-Cap Growth	3,028,103	5,884,412
Large-Cap Value	3,539,379	11,378,179
Long/Short Large-Cap	1,892,257	1,700,960
Main Street Core	3,090,208	18,828,186
Mid-Cap Equity	3,404,648	22,222,792
Mid-Cap Growth	12,910,154	4,582,310
Mid-Cap Value	2,464,516	2,019,980
Small-Cap Equity	4,425,713	3,262,725
Small-Cap Index	4,219,220	26,948,512
Small-Cap Value	3,310,577	8,340,891
Value Advantage	1,177,183	743,595
Emerging Markets	13,474,255	11,286,637

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Large-Cap	$9,107,934	$17,620,848
International Small-Cap	4,356,528	3,169,580
International Value	5,543,779	9,224,987
Health Sciences	3,875,236	7,592,871
Real Estate	4,695,396	10,540,323
Technology	5,411,516	3,056,358
Currency Strategies	86,192	109,593
Diversified Alternatives	130,429	11,538
Equity Long/Short	5,520,498	752,745
Global Absolute Return	2,817,321	663,637
Pacific Dynamix - Conservative Growth	2,635,458	1,654,456
Pacific Dynamix - Moderate Growth	11,042,385	4,571,562
Pacific Dynamix - Growth	13,413,955	1,503,012
Portfolio Optimization Conservative	1,572,851	6,137,984
Portfolio Optimization Moderate-Conservative	6,311,773	5,321,320
Portfolio Optimization Moderate	7,609,651	19,512,396
Portfolio Optimization Growth	8,614,097	23,914,900
Portfolio Optimization Aggressive-Growth	7,226,072	10,938,942
PSF DFA Balanced Allocation	1,735,661	423,631
Invesco V.I. International Growth Series II	7,213,482	3,585,007
American Century VP Mid Cap Value Class II	7,292,124	14,314,091
American Funds IS Asset Allocation Class 4	11,198,883	4,383,745
American Funds IS Growth Class 4	11,521,352	7,509,683
American Funds IS Growth-Income Class 4	10,400,925	5,834,249
BlackRock Basic Value V.I. Class III	2,735,360	12,844,536
BlackRock Global Allocation V.I. Class III	5,048,689	6,353,836
BlackRock iShares Alternative Strategies V.I. Class I	670,507	377,300
BlackRock iShares Dynamic Allocation V.I. Class I	457,584	59,222
BlackRock iShares Dynamic Fixed Income V.I. Class I	759,225	291,220
BlackRock iShares Equity Appreciation V.I. Class I	1,085,060	136,256
Dreyfus VIF Appreciation Service Shares	293,507	468,193
Fidelity VIP Contrafund Service Class 2	6,521,645	6,590,745
Fidelity VIP Freedom 2010 Portfolio Service Class 2	644,465	128,699
Fidelity VIP Freedom 2015 Portfolio Service Class 2	1,564,966	873,720
Fidelity VIP Freedom 2020 Portfolio Service Class 2	1,350,187	1,912,047
Fidelity VIP Freedom 2025 Portfolio Service Class 2	2,694,779	3,181,511
Fidelity VIP Freedom 2030 Portfolio Service Class 2	3,011,168	3,149,031
Fidelity VIP Freedom 2035 Portfolio Service Class 2	2,700,331	735,650
Fidelity VIP Freedom 2045 Portfolio Service Class 2	2,538,879	502,282
Fidelity VIP Freedom Income Portfolio Service Class 2	171,634	419,745
Fidelity VIP Government Money Market Service Class	61,519,393	77,093,774
Fidelity VIP Growth Service Class 2	4,615,027	1,828,290
Fidelity VIP Mid Cap Service Class 2	3,888,315	3,688,065
Fidelity VIP Value Strategies Service Class 2	2,402,380	1,003,732
Templeton Foreign VIP Class 2	6,354,572	2,564,538
Templeton Global Bond VIP Class 2	4,571,233	2,883,790
Janus Henderson Enterprise Service Shares	5,093,315	2,612,527
Janus Henderson Overseas Service Shares	15,082,641	1,601,160
Lazard Retirement Global Dynamic Multi Asset Service Class	347,694	185,038
Lazard Retirement U.S. Strategic Equity Service Class	333,062	487,628
ClearBridge Variable Aggressive Growth - Class II	3,977,533	2,251,699
ClearBridge Variable Mid Cap - Class II	2,038,947	2,822,119
Western Asset Variable Global High Yield Bond - Class II	747,622	296,991
Lord Abbett Bond Debenture Class VC	6,052,684	1,143,986
Lord Abbett Developing Growth Class VC	2,714,478	2,112,888
Lord Abbett Fundamental Equity Class VC	1,018,322	881,295
Lord Abbett Total Return Class VC	9,048,650	4,806,664
I	6,624,202	8,115,400
II	5,452,851	6,557,396
III	10,007,648	7,591,718
V	3,757,608	3,855,961
MFS New Discovery Series - Service Class	14,360,159	5,023,627
MFS Utilities Series - Service Class	1,806,983	2,373,908
MFS Value Series - Service Class	7,503,779	2,073,132
Neuberger Berman Socially Responsive I Class	181,973	91,254
Oppenheimer Global Fund/VA Service Shares	3,387,876	1,947,445
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	1,222,356	735,180
Royce Micro-Cap Service Class	615,914	557,483
State Street Total Return V.I.S. Class 3	427,224	437,962
T. Rowe Price Blue Chip Growth - II	9,609,673	5,598,767
T. Rowe Price Equity Income - II	10,206,526	4,134,004
VanEck VIP Global Hard Assets Initial Class	4,280,094	7,369,160

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	83,368	(31,762)	51,606	146,774	(87,082)	59,692
Diversified Bond	1,045,871	(814,416)	231,455	1,157,165	(1,330,489)	(173,324)
Floating Rate Income	110,363	(219,132)	(108,769)	223,194	(78,905)	144,289
Floating Rate Loan	330,347	(280,584)	49,763	436,634	(287,067)	149,567
High Yield Bond	203,152	(260,795)	(57,643)	596,840	(597,626)	(786)
Inflation Managed	194,477	(271,166)	(76,689)	188,268	(378,482)	(190,214)
Inflation Strategy	31,169	(35,364)	(4,195)	46,480	(39,670)	6,810
Managed Bond	633,656	(622,237)	11,419	613,953	(827,876)	(213,923)
Short Duration Bond	1,557,024	(1,217,632)	339,392	1,319,907	(1,393,040)	(73,133)
Emerging Markets Debt	260,997	(96,627)	164,370	185,552	(112,083)	73,469
Comstock	442,286	(493,505)	(51,219)	564,544	(768,679)	(204,135)
Developing Growth	46	(95,528)	(95,482)	822	(118,304)	(117,482)
Dividend Growth	277,406	(513,649)	(236,243)	631,792	(527,117)	104,675
Equity Index	943,834	(1,309,241)	(365,407)	1,358,790	(1,668,197)	(309,407)
Focused Growth	113,500	(195,668)	(82,168)	186,260	(346,027)	(159,767)
Growth	216,376	(296,012)	(79,636)	211,542	(390,900)	(179,358)
Large-Cap Growth	511,411	(678,590)	(167,179)	727,210	(1,047,059)	(319,849)
Large-Cap Value	378,926	(625,235)	(246,309)	535,722	(827,922)	(292,200)
Long/Short Large-Cap	195,280	(183,900)	11,380	101,914	(152,381)	(50,467)
Main Street Core	110,479	(251,337)	(140,858)	245,149	(390,882)	(145,733)
Mid-Cap Equity	196,685	(557,855)	(361,170)	446,050	(456,732)	(10,682)
Mid-Cap Growth	831,426	(398,072)	433,354	380,477	(643,930)	(263,453)
Mid-Cap Value	95,911	(82,900)	13,011	215,586	(213,604)	1,982
Small-Cap Equity	241,868	(207,419)	34,449	532,587	(221,475)	311,112
Small-Cap Index	467,171	(1,054,259)	(587,088)	927,118	(979,494)	(52,376)
Small-Cap Value	184,417	(284,586)	(100,169)	360,120	(427,768)	(67,648)
Value Advantage	101,298	(72,535)	28,763	85,334	(199,881)	(114,547)
Emerging Markets	653,841	(615,928)	37,913	877,196	(660,938)	216,258
International Large-Cap	1,368,699	(1,834,140)	(465,441)	2,720,971	(1,696,014)	1,024,957
International Small-Cap	566,856	(504,121)	62,735	746,576	(590,588)	155,988
International Value	500,230	(620,018)	(119,788)	812,705	(1,273,749)	(461,044)
Health Sciences	177,725	(245,684)	(67,959)	246,444	(410,497)	(164,053)
Real Estate	260,421	(347,533)	(87,112)	276,957	(335,364)	(58,407)
Technology	649,118	(435,081)	214,037	396,748	(568,192)	(171,444)
Currency Strategies	10,115	(12,259)	(2,144)	59,125	(30,694)	28,431
Diversified Alternatives	12,097	(1,435)	10,662	2,981	(363)	2,618
Equity Long/Short	499,528	(151,494)	348,034	177,872	(184,921)	(7,049)
Global Absolute Return	268,284	(83,089)	185,195	67,549	(82,558)	(15,009)
Pacific Dynamix - Conservative Growth	207,265	(154,210)	53,055	190,124	(62,698)	127,426
Pacific Dynamix - Moderate Growth	620,807	(312,033)	308,774	518,507	(234,571)	283,936
Pacific Dynamix - Growth	729,716	(224,452)	505,264	574,021	(229,951)	344,070
Portfolio Optimization Conservative	185,914	(543,176)	(357,262)	377,964	(296,919)	81,045
Portfolio Optimization Moderate-Conservative	599,696	(532,259)	67,437	421,569	(716,142)	(294,573)
Portfolio Optimization Moderate	1,346,670	(2,173,330)	(826,660)	2,220,869	(2,515,824)	(294,955)
Portfolio Optimization Growth	1,802,992	(2,814,568)	(1,011,576)	2,085,940	(3,553,699)	(1,467,759)
Portfolio Optimization Aggressive-Growth	858,773	(1,093,587)	(234,814)	1,105,931	(1,333,805)	(227,874)
PSF DFA Balanced Allocation	148,416	(31,166)	117,250	28,448	(768)	27,680
Invesco V.I. International Growth Series II	850,985	(614,849)	236,136	856,792	(394,712)	462,080
American Century VP Mid Cap Value Class II	560,867	(952,812)	(391,945)	1,290,714	(367,044)	923,670
American Funds IS Asset Allocation Class 4	510,761	(357,426)	153,335	680,047	(320,118)	359,929
American Funds IS Growth Class 4	422,082	(531,829)	(109,747)	413,922	(518,225)	(104,303)
American Funds IS Growth-Income Class 4	366,715	(427,318)	(60,603)	407,680	(457,768)	(50,088)
BlackRock Basic Value V.I. Class III	131,705	(648,912)	(517,207)	685,323	(411,150)	274,173
BlackRock Global Allocation V.I. Class III	369,559	(495,298)	(125,739)	442,498	(580,244)	(137,746)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock iShares Alternative Strategies V.I. Class I	67,963	(44,726)	23,237	110,503	(20,530)	89,973
BlackRock iShares Dynamic Allocation V.I. Class I	44,891	(7,458)	37,433	20,850	(5,029)	15,821
BlackRock iShares Dynamic Fixed Income V.I. Class I	74,226	(31,217)	43,009	75,328	(27,851)	47,477
BlackRock iShares Equity Appreciation V.I. Class I	101,420	(12,038)	89,382	14,381	(7,119)	7,262
Dreyfus VIF Appreciation Service Shares	18,109	(35,769)	(17,660)	31,318	(12,562)	18,756
Fidelity VIP Contrafund Service Class 2	224,641	(353,731)	(129,090)	255,996	(506,830)	(250,834)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	42,612	(9,902)	32,710	8,419	(81,348)	(72,929)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	101,616	(60,137)	41,479	35,149	(14,017)	21,132
Fidelity VIP Freedom 2020 Portfolio Service Class 2	79,146	(140,216)	(61,070)	89,497	(97,886)	(8,389)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	138,731	(190,699)	(51,968)	105,979	(104,300)	1,679
Fidelity VIP Freedom 2030 Portfolio Service Class 2	185,738	(226,625)	(40,887)	196,107	(156,393)	39,714
Fidelity VIP Freedom 2035 Portfolio Service Class 2	165,713	(62,320)	103,393	103,038	(38,059)	64,979
Fidelity VIP Freedom 2045 Portfolio Service Class 2	157,448	(51,930)	105,518	109,636	(46,611)	63,025
Fidelity VIP Freedom Income Portfolio Service Class 2	12,307	(32,601)	(20,294)	14,671	(23,855)	(9,184)
Fidelity VIP Government Money Market Service Class	18,363,252	(20,000,705)	(1,637,453)	23,987,542	(30,015,263)	(6,027,721)
Fidelity VIP Growth Service Class 2	171,253	(92,296)	78,957	51,617	(81,094)	(29,477)
Fidelity VIP Mid Cap Service Class 2	147,635	(205,445)	(57,810)	148,305	(343,712)	(195,407)
Fidelity VIP Value Strategies Service Class 2	95,072	(102,229)	(7,157)	105,638	(134,298)	(28,660)
Templeton Foreign VIP Class 2	594,434	(352,861)	241,573	422,758	(268,931)	153,827
Templeton Global Bond VIP Class 2	542,387	(414,602)	127,785	464,649	(1,122,679)	(658,030)
Janus Henderson Enterprise Service Shares	300,965	(244,412)	56,553	271,932	(201,564)	70,368
Janus Henderson Overseas Service Shares	1,524,216	(282,751)	1,241,465	354,454	(472,442)	(117,988)
Lazard Retirement Global Dynamic Multi Asset Service Class	27,504	(19,511)	7,993	28,232	(13,353)	14,879
Lazard Retirement U.S. Strategic Equity Service Class	17,101	(29,762)	(12,661)	9,075	(21,382)	(12,307)
ClearBridge Variable Aggressive Growth - Class II	303,164	(294,815)	8,349	332,345	(360,718)	(28,373)
ClearBridge Variable Mid Cap - Class II	231,518	(308,311)	(76,793)	404,594	(346,152)	58,442
Western Asset Variable Global High Yield Bond - Class II	63,945	(26,478)	37,467	41,630	(16,974)	24,656
Lord Abbett Bond Debenture Class VC	580,487	(203,533)	376,954	489,511	(203,144)	286,367
Lord Abbett Developing Growth Class VC	214,057	(181,138)	32,919	445,995	(216,429)	229,566
Lord Abbett Fundamental Equity Class VC	40,108	(61,091)	(20,983)	91,810	(106,718)	(14,908)
Lord Abbett Total Return Class VC	1,427,189	(1,139,052)	288,137	1,433,141	(1,032,660)	400,481
I	380,255	(457,010)	(76,755)	638,311	(392,595)	245,716
II	199,041	(246,064)	(47,023)	188,143	(279,011)	(90,868)
III	150,405	(200,747)	(50,342)	157,555	(165,055)	(7,500)
V	261,008	(330,712)	(69,704)	406,800	(454,043)	(47,243)
MFS New Discovery Series - Service Class	697,821	(303,414)	394,407	298,992	(223,685)	75,307
MFS Utilities Series - Service Class	117,977	(177,216)	(59,239)	326,102	(430,220)	(104,118)
MFS Value Series - Service Class	637,145	(259,511)	377,634	1,070,116	(160,798)	909,318
Neuberger Berman Socially Responsive I Class	11,105	(6,486)	4,619	6,074	(6,615)	(541)
Oppenheimer Global Fund/VA Service Shares	390,871	(304,639)	86,232	259,298	(337,650)	(78,352)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	122,058	(90,316)	31,742	150,228	(154,510)	(4,282)
Royce Micro-Cap Service Class	35,975	(49,235)	(13,260)	56,453	(52,554)	3,899
State Street Total Return V.I.S. Class 3	27,237	(33,276)	(6,039)	31,578	(104,876)	(73,298)
T. Rowe Price Blue Chip Growth - II	663,532	(576,296)	87,236	854,647	(794,183)	60,464
T. Rowe Price Equity Income - II	353,257	(414,326)	(61,069)	689,789	(728,949)	(39,160)
VanEck VIP Global Hard Assets Initial Class	529,448	(696,723)	(167,275)	703,105	(737,411)	(34,306)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus VIF Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2015 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2020 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2025 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2030 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2035 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2045 Portfolio℠ Service Class 2, Fidelity VIP Freedom Income Portfolio℠ Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares (formerly named Janus Aspen Series Enterprise Service Shares), Janus Henderson Overseas Service Shares (formerly named Janus Aspen Series Overseas Service Shares), Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

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Pacific Life lnsurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-17463-28